As filed with the Securities and Exchange Commission on May 24, 2001


                                                Securities Act File No. 33-94206
                                        Investment Company Act File No. 811-9064

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / /
     Pre-Effective Amendment No.                                    / /
     Post-Effective Amendment No. 9                                 /X/
          and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / /
     Amendment No. 10                                               /X/

                        (Check appropriate box or boxes.)
                       CADRE INSTITUTIONAL INVESTORS TRUST
               (Exact Name of Registrant as Specified in Charter)

                               905 Marconi Avenue
                           Ronkonkoma, New York 11779
                    (Address of Principal Executive Offices)


                                 (631) 467-0200
              (Registrant's Telephone Number, Including Area Code)

                               Anne G. Gill, Esq.

                       Cadre Institutional Investors Trust

                         c/o Ambac Financial Group, Inc.
                             One State Street Plaza
                            New York, New York 10004

                     (Name and address of Agent for Service)

                                    Copy to:
                            Kenneth S. Gerstein, Esq.
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

            (Approximate Date of Proposed Public Offering) As soon as practicable after this Post-Effective Amendment becomes effective.


It is proposed that this filing will become effective (check appropriate box) / / immediately upon filing pursuant to paragraph (b)
/ / on (date) pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)
/ / on (date) pursuant to paragraph (a) of rule 485
/X/ 75 days after filing pursuant to paragraph (a)(2)
/ / on (date) pursuant to paragraph (a)(2) of rule 485


If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                               CMG ADVISOR SERIES

                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

                                   PROSPECTUS

                            [________________], 2001


================================================================================

                  CMG Advisor Series is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

                  There are no minimum investment requirements.

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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                               CMG ADVISOR SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

ABOUT THE FUND.............................................................1
EXPENSES AND FEES..........................................................2
INVESTMENT OBJECTIVE AND POLICIES..........................................3
MANAGEMENT ARRANGEMENTS....................................................5
HOW TO BUY SHARES..........................................................6
HOW TO REDEEM SHARES.......................................................8
NET ASSET VALUE...........................................................10
DIVIDENDS AND DISTRIBUTIONS...............................................10
TAXES.....................................................................11
DISTRIBUTION AND SERVICING ARRANGEMENTS...................................12
PERFORMANCE INFORMATION...................................................12
ADDITIONAL INFORMATION....................................................13

                                 ABOUT THE FUND

INVESTMENT GOALS. The Fund, CMG Advisor Series, is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of individual and institutional investors seeking current income, liquidity and preservation of capital. Together with additional services available to shareholders from Cadre Financial Services, Inc. and its affiliates, the Fund is part of a comprehensive cash management program.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio. The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. Cadre Financial Services, Inc. is the Portfolio's investment adviser.

The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

                  -        U.S. Government Obligations

                  -        Bank Obligations

                  -        Commercial Paper

                  -        Repurchase Agreements

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the Fund's net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment is also not insured or guaranteed by Ambac Assurance Corporation, an affiliate of Cadre Financial Services, Inc. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                EXPENSES AND FEES
The following Table summarizes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases...........................None
Maximum Deferred Sales Charge (Load).......................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................None
Redemption Fee.............................................................None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees(1).........................................................0.23%
Shareholder Servicing Fees.................................................0.25%
Distribution (12b-1) Fees(2)...............................................0.25%
Other Expenses(3)..........................................................0.07%
Total Annual Fund Operating Expenses(4)....................................0.80%

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:


----------
1 Includes the investment advisory fee of the Portfolio and the administration fee and transfer agency fee of the Fund.

2 Long term shareholders may pay more than the economic equivalent of the maximum front end sales charge currently permitted by the rules of the National Association of Securities Dealers, Inc. governing investment company sales charges.

3 Based on estimate of expenses for the fiscal year. Includes the Fund's expenses (other than Fund fees indicated above) and the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.

4 The Fund's administration agreement requires Cadre Financial Services, Inc. to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses) to the extent necessary to ensure that total ordinary operating expenses of the Fund do not exceed 0.80% of the average daily net assets of the Fund on an annual basis. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess Fund expenses paid or absorbed by Cadre Financial Services, Inc. under the expense limitation are carried forward and are required to be repaid by the Fund in the future up to three years after the expense is incurred, but only if repayment by the Fund does not cause the expense limitation to be exceeded. The fees and expenses described in this table and the example below reflect the fees and expenses of the Fund and the Portfolio.

                             1 YEAR              3 YEARS
                             ------              -------
                             $81.68              $255.48


                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. CMG Advisor Series (the "Fund") seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio").

The Portfolio has the same investment objective and substantially the same investment policies as the Fund. It invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper; and repurchase agreements with respect to these obligations.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by Cadre Financial Services, Inc. (the "Investment Adviser") to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust. In addition, any security purchased by the Portfolio must at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Portfolio does not invest in unrated securities. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS. These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities if it is not legally obligated to do so.

BANK OBLIGATIONS. These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Bankers' acceptances are bills of exchange guaranteed by a bank or trust company for payment within one to six months.

Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the issuer of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

REPURCHASE AGREEMENTS. These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements only with respect to securities that it may purchase under its investment policies, but without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed. Repurchase agreements themselves are not rated by NRSROs. However, the Portfolio enters into repurchase agreements only with securities dealers and other financial institutions that are rated at least either A-1/P-1 by Standard & Poor's Credit market Services ("S&P") or Moody's Investors Services, Inc., ("Moody's"), respectively.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS. Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, they each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. Government obligations or to obligations of domestic banks. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and industry concentration described above and the investment objectives of the Fund and the Portfolio, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust (the "Trust").

INVESTMENT ADVISER. Cadre Financial Services, Inc., 905 Marconi Avenue, Ronkonkoma, NY 11779, serves as the investment adviser of the Portfolio. The Investment Adviser is an indirect subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading provider of financial guarantees for municipal and structured finance obligations, and a provider of investment contracts, interest rate swaps, investment advisory and administrative services to states, municipalities and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.

As of March 31, 2001, the Investment Adviser provided investment advisory services to accounts with assets of approximately $3.9 billion. In addition, through its subsidiaries, Ambac manages its own portfolios with assets of approximately $8.4 billion.

The Portfolio pays the Investment Adviser a monthly fee which is computed at the following annual rates:

           0.080% on the first $1.5 billion of average daily net assets 0.075% on the next $500 million of average daily net assets 0.070% on the next $500 million of average daily net assets 0.065% on the next $500 million of average daily net assets 0.060% on average daily net assets in excess of $3 billion

In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

ADMINISTRATOR. The Investment Adviser also provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required in connection with the Fund's operations; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

        0.10% on the first $250 million of average daily net assets 0.075% on the next $750 million of average daily net assets 0.050% on average daily net assets in excess of $1 billion

                                HOW TO BUY SHARES

GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through brokers, dealers and other financial intermediaries that have entered into agreements with Cadre Securities, Inc. (the "Distributors") to sell shares of the Fund or to make shares available to their customers. A business day is any day that the Federal Reserve Bank of New York is open.

All purchases of shares are effected at the net asset value per share next determined after a properly executed order form is received by the Distributor provided that federal funds are received by the Fund on a timely basis and the investor notifies the Fund prior to 4:00 p.m. Eastern time on the day the wire transfer credit is sought by calling 1-800-221-4524 (select option 2), or by using Compass, the Fund's Internet-based information service. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities market, net asset value is computed as of the earlier closing time of that market. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received if the purchase payment is being made by check).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, a completed New Account Application must be mailed to:

                  CMG Advisor Series
                  905 Marconi Avenue
                  Ronkonkoma, New York  11779

Upon approval of the New Account Application, an account number will be provided. To obtain a New Account Application, please call 1-800-221-4524 (select option 4).

For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).

PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. Purchase payments should be wired to:


                  CMG Advisor Series
                  US Bank NA
                  Minneapolis, MN
                  ABA # 091 000 022
                  Cr. Acct # 104755879517
                  Further Credit:
                  Entity Name:

                  --------------------------
                  Fund Account #

PURCHASE BY CHECK. Shares may also be purchased by check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check. Checks to purchase shares should indicate the account name and number and be made payable to: CMG Advisor Series. Purchase checks should be sent to:

                  CMG Advisor Series
                  905 Marconi Avenue
                  Ronkonkoma, NY  11779

PURCHASE USING INTERNET-BASED INFORMATION SERVICE. Shares may be purchased through Compass, the Fund's Internet-based information service. This method of purchase is available to investors who complete and submit a Compass Internet Service Authorization Form. The completed form should be sent to:

                  CMG Advisor Series
                  905 Marconi Avenue
                  Ronkonkoma, NY  11779

A Compass Internet Service Authorization Form can be obtained by logging onto the Compass website at WWW.AMBAC-CADRE.COM or by calling 1-800-221-4524 (select option 2).

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. There is no minimum initial investment or subsequent investment in the Fund.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 4) for further information and to request the necessary forms.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern time, are effected at the net asset value per share computed at 4:00 p.m., Eastern time, that day. Redemption requests received after 2:00 p.m., Eastern time, will be computed based on the next business day's net asset value. However, on days for which the PSA recommends an early closing of the U.S. Government securities market, net asset value is computed as of the earlier closing time of that market. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii) 1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 p.m., Eastern time, or before the closing of the U.S. Government securities market on days when the PSA recommends an early closing of that market.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. Each signature must be guaranteed. The transfer agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00).

Written redemption requests should be sent to:

                  CMG Advisor Series
                  905 Marconi Avenue
                  Ronkonkoma, New York  11779

REDEMPTION REQUESTS USING COMPASS. Shares may be redeemed through Compass, the Fund's Internet-based information service. This method of redemption is available to shareholders who complete and submit a Compass Internet Service Authorization Form. The form should be sent to:

                  CMG Advisor Series
                  905 Marconi Avenue
                  Ronkonkoma, NY 11779

These forms can be obtained by logging onto the Compass website at WWW.AMBAC-CADRE.COM or by calling the Administrator 1-800-221-4524 (select option 2).

                                 NET ASSET VALUE

Net asset value per share is computed on each business day. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.

In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Internal Revenue Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

                     DISTRIBUTION AND SERVICING ARRANGEMENTS

DISTRIBUTION PLAN. The Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act. Under the distribution plan, the Fund makes payments to the Distributor for services it provides in connection with the sale and distribution of shares of the Fund ("Distribution Services"). Under the plan, the Fund pays fees to the Distributor in an amount equal to an annual rate of 0.25% of the Fund's average daily net assets to compensate the Distributor for Distribution Services.

The Distributor may enter into agreements to compensate brokers, dealers and other financial institutions whose customers purchase shares of the Fund and which provide Distribution Services. From its compensation under the distribution plan, the Distributor makes payments to brokers, dealers and other financial institutions for Distribution Services based on the value of shares held by customers of the particular broker, dealer or other financial institution.

Because the payments are made from Fund assets on an ongoing basis, over time it will increase the cost of an investment in shares and may cost more than paying other types of sales charges.

SHAREHOLDER SERVICING AGREEMENT. The Fund has entered into a shareholder servicing agreement with the Distributor pursuant to which the Fund will reimburse the Distributor for account related services it provides to shareholders ("Shareholder Services"). Pursuant to the agreement, the Fund may incur expenses in an amount not to exceed the annual rate of 0.25% of the Fund's average daily net assets.

The Distributor may enter into agreements to compensate brokers, dealers and other financial institutions whose customers purchase shares of the Fund and which provide Shareholder Services. These services may include, but are not limited to, answering shareholder inquiries concerning the Fund and their Fund accounts, and distributing sales and service literature to shareholders. From its compensation under the shareholder services plan, the Distributor makes payments to brokers, dealers and other financial institutions for Shareholder Services based on the value of shares held by customers of the particular broker, dealer or other financial institution.



                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust has twelve series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and substantially the same investment policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.

Shares of the Portfolio are held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, Cadre Securities, Inc., a broker-dealer affiliated with the Investment Adviser, serves as the distributor of the Fund's shares. The Distributor is located at 905 Marconi Avenue, Ronkonkoma, New York 11779.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets.

INDEPENDENT AUDITORS. KPMG LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of the Fund.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER,
                        ADMINISTRATOR AND TRANSFER AGENT

                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                             Cadre Securities, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated [___________], 2001. The SAI is incorporated herein by reference and is available without charge by writing to the Fund or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File Number 811-9064

                            CMG INSTITUTIONAL SERIES

                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

                                   PROSPECTUS

                             [______________], 2001


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                  CMG Institutional Series is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund. The investment objective of the Fund is high current income, consistent with preservation of capital and maintenance of liquidity.

                  No sales charge is imposed on the purchase or redemption of shares. The minimum initial investment in the Fund is $1 million.


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THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS

                            CMG INSTITUTIONAL SERIES
                 A SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST

ABOUT THE FUND.............................................................1

EXPENSES AND FEES..........................................................2

INVESTMENT OBJECTIVE AND POLICIES..........................................3

MANAGEMENT ARRANGEMENTS....................................................5

HOW TO BUY SHARES..........................................................6

HOW TO REDEEM SHARES.......................................................8

NET ASSET VALUE...........................................................10

DIVIDENDS AND DISTRIBUTIONS...............................................10

TAXES.....................................................................11

DISTRIBUTION PLAN.........................................................12

PERFORMANCE INFORMATION...................................................12

ADDITIONAL INFORMATION....................................................13

                                 ABOUT THE FUND

INVESTMENT GOALS. The Fund, CMG Institutional Series, is a series of Cadre Institutional Investors Trust, a diversified, open-end management investment company. The Fund is a money market fund.

The Fund is a professionally managed investment vehicle. It is designed to address the short-term cash investment needs of institutional investors, including states, school districts, municipalities and their political subdivisions and agencies. Together with additional services available to shareholders from Cadre Financial Services, Inc. and its affiliates, the Fund is part of a comprehensive cash management program.

As a money market fund, the Fund seeks to maintain a stable net asset value of $1.00 per share.

PRINCIPAL INVESTMENT STRATEGIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio. The Portfolio, like the Fund, is a series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. Cadre Financial Services, Inc. is the Portfolio's investment adviser.

The Money Market Portfolio is a diversified portfolio that invests in the following types of money market instruments:

                  -        U.S. Government Obligations

                  -        Bank Obligations

                  -        Commercial Paper

                  -        Repurchase Agreements

PRINCIPAL RISKS. A decline in short-term interest rates will reduce the yield of the Fund and the return on an investment. Strong equity markets or a weak economy could cause a decline in short-term interest rates. The Portfolio invests only in high quality obligations. However, if an issuer fails to pay interest or to repay principal, the investment will be adversely affected and the Fund's net asset value per share could decline. Net asset value may also be adversely affected by a substantial increase in short-term interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment is also not insured or guaranteed by Ambac Assurance Corporation, an affiliate of Cadre Financial Services, Inc. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

                                EXPENSES AND FEES

The following Table summarizes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases...........................None
Maximum Deferred Sales Charge (Load).......................................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends................None
Redemption Fee.............................................................None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees1..........................................................0.23%
Distribution (12b-1) Fees.................................................0.05%
Other Expenses2...........................................................0.07%
Total Annual Fund Operating Expenses3.....................................0.35%

EXAMPLE

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are as estimated above and remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:



----------
1 Includes the investment advisory fee of the Portfolio and the administration fee and transfer agency fee of the Fund.

2 Based on estimate of expenses for the fiscal year. Includes the Fund's expenses (other than Fund fees indicated above) and the Fund's share of the Portfolio's operating expenses other than the investment advisory fee.

3        The Fund's administration agreement requires Cadre Financial
         Services, Inc. to pay or absorb expenses of the Fund (including the Fund's share of the Portfolio's expenses) to the extent necessary to assure that total ordinary operating expenses of the Fund do not exceed 0.35% of the average daily net assets of the Fund on an annual basis. This expense limitation may not be modified or eliminated except with the approval of the Board of Trustees of the Trust. Excess Fund expenses paid or absorbed by Cadre Financial Services, Inc. under the expense limitation are carried forward and are required to be repaid by the Fund in the future up to three years after the expense is incurred, but only if repayment by the Fund does not cause the expense limitation to be exceeded. The fees and expenses described in this table and the example below reflect the fees and expenses of the Fund and the Portfolio.

                             1 YEAR              3 YEARS
                             ------              -------

                             $35.81              $112.51

                        INVESTMENT OBJECTIVE AND POLICIES

INVESTMENT OBJECTIVE. CMG Institutional Series (the "Fund") seeks to provide high current income, consistent with preservation of capital and maintenance of liquidity.

INVESTMENT POLICIES. The Fund pursues its investment objective by investing all of its investable assets in the Money Market Portfolio (the "Portfolio").

The Portfolio has the same investment objective and substantially the same investment policies as the Fund. It invests exclusively in high quality, short-term debt securities (money market instruments), including: U.S. Government obligations; certificates of deposit, time deposits and other obligations issued by domestic banks; commercial paper; and repurchase agreements with respect to these obligations.

The Portfolio maintains a dollar-weighted average maturity of 90 days or less, and invests only in securities having remaining maturities of 397 days or less. All investments must be U.S. dollar denominated.

Securities purchased by the Portfolio, including repurchase agreements, must be determined by Cadre Financial Services, Inc. (the "Investment Adviser") to present minimal credit risks pursuant to procedures adopted by the Board of Trustees of the Trust. In addition, any security purchased by the Portfolio must at the time of purchase be rated in the highest rating category for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or by one NRSRO if the instrument is rated by only one such organization). The Portfolio does not invest in unrated securities. If securities purchased by the Portfolio cease to be rated or the rating of a security is down-graded, the Investment Adviser will consider such an event in determining whether the Portfolio should continue to hold the securities. If the Portfolio continues to hold the securities, it may be subject to additional risk of default.

The Portfolio invests in certain variable-rate and floating-rate securities but does not invest in any other derivatives.

TYPES OF INVESTMENTS. Subject to applicable investment policies and restrictions, the Investment Adviser purchases and sells securities for the Portfolio based on its assessment of current market conditions and its expectations regarding future changes in interest rates and economic conditions. The Portfolio may invest in the following types of securities:

U.S. GOVERNMENT OBLIGATIONS. These obligations include debt securities issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. In some cases, payment of principal and interest on U.S. Government obligations is backed by the full faith and credit of the United States. In other cases, the obligations are backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities if it is not legally obligated to do so.

BANK OBLIGATIONS. These obligations include, but are not limited to, negotiable certificates of deposit ("CDs"), bankers' acceptances and fixed time deposits of domestic banks.

Fixed time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. They generally may be withdrawn on demand, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. Bankers' acceptances are bills of exchange guaranteed by a bank or trust company for payment within one to six months.

Debt obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer.

COMMERCIAL PAPER. Commercial paper is a short-term, unsecured promissory note issued by a corporation to finance its short-term credit needs. It is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are a type of commercial paper. These notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the issuer of the notes. Both parties have the right to vary the amount of the outstanding indebtedness on the notes.

REPURCHASE AGREEMENTS. These agreements involve the purchase of a security by the Portfolio coupled with the agreement of the seller of the security to repurchase that security on a future date and at a specified price together with interest. The maturities of repurchase agreements are typically quite short, often overnight or a few days. The Portfolio may enter into repurchase agreements only with respect to securities that it may purchase under its investment policies, but without regard to the maturity of the securities underlying the agreements. All repurchase transactions are fully collateralized. However, the Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or the Portfolio's ability to sell the collateral is restricted or delayed. Repurchase agreements themselves are not rated by NRSROs. However, the Portfolio enters into repurchase agreements only with securities dealers and other financial institutions that are rated at least either A-1/P-1 by Standard & Poor's Credit Market Services ("S&P") or Moody's Investors Services, Inc. ("Moody's"), respectively.

FLOATING-RATE AND VARIABLE-RATE OBLIGATIONS. Debt obligations purchased by the Portfolio may have interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These floating-rate and variable-rate instruments may include certificates of participation in such instruments.

These securities may have demand features which give the Portfolio the right to demand repayment of principal on specified dates or after giving a specified notice. Adjustable rate securities and securities with demand features may be deemed to have maturities shorter than their stated maturity dates.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Portfolio may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold with payment and delivery taking place as much as a month or more in the future. The transactions are used to secure an advantageous price and yield at the time of entering into the transactions. However, the value of securities purchased on a when-issued basis is subject to market fluctuation and no interest accrues to the purchaser during the period between purchase and settlement.

BORROWINGS. The Fund and the Portfolio do not borrow for purposes of making investments (a practice known as "leverage"). However, as a fundamental policy, they each may borrow money from banks in an amount not exceeding one-third of the value of its total assets (calculated at the time of the borrowing), for temporary extraordinary or emergency purposes. Additional investments will not be made by the Fund or the Portfolio while it has any borrowings outstanding.

INVESTMENT RESTRICTIONS. The Portfolio does not invest 25% or more of the value of its assets in securities of issuers engaged in any one industry. This limitation does not apply to U.S. Government obligations or to obligations of domestic banks. The Fund and the Portfolio are subject to various restrictions on their investments in addition to those described in this Prospectus. Certain of those restrictions, as well as the restrictions on borrowings and industry concentration described above and the investment objectives of the Fund and the Portfolio, are deemed fundamental policies. These fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's or the Portfolio's outstanding voting securities, as defined in the Investment Company Act of 1940 (the "Investment Company Act").

                             MANAGEMENT ARRANGEMENTS

BOARD OF TRUSTEES. The business and affairs of the Fund are managed under the direction and supervision of the Board of Trustees of Cadre Institutional Investors Trust (the "Trust").

INVESTMENT ADVISER. Cadre Financial Services, Inc., 905 Marconi Avenue, Ronkonkoma, NY 11779, serves as the investment adviser of the Portfolio. The Investment Adviser is an indirect subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading provider of financial guarantees for municipal and structured finance obligations, and a provider of investment contracts, interest rate swaps, investment advisory and administrative services to states, municipalities and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.

As of March 31, 2001, the Investment Adviser provided investment advisory services to accounts with assets of approximately $3.9 billion. In addition, through its subsidiaries, Ambac manages its own portfolios of approximately $8.4 billion.

The Portfolio pays the Investment Adviser a monthly fee which is computed at the following annual rates:

                  0.080% on the first $1.5 billion of average daily net assets 0.075% on the next $500 million of average daily net assets 0.070% on the next $500 million of average daily net assets 0.065% on the next $500 million of average daily net assets 0.060% on average daily net assets in excess of $3 billion

In consideration of this fee, the Investment Adviser provides investment advice and provides various administrative and other services to the Portfolio.

The Investment Adviser manages the assets of the Portfolio in accordance with the Portfolio's investment objective and policies. The primary responsibility of the Investment Adviser is to formulate a continuing investment program and to make all decisions regarding the purchase and sale of securities for the Portfolio.

ADMINISTRATOR. The Investment Adviser also provides administrative services to the Fund. These services include: overseeing the preparation and maintenance of all documents and records required in connection with the Fund's operations; preparing and updating regulatory filings, prospectuses and shareholder reports; supplying personnel to serve as officers of the Trust; and preparing materials for meetings of the Board of Trustees and shareholders. In addition, the Investment Adviser provides fund accounting services. The Fund pays a monthly fee for these services which is calculated at the following annual rates:

                  0.10% on the first $250 million of average daily net assets 0.075% on the next $750 million of average daily net assets 0.050% on average daily net assets in excess of $1 billion

                                HOW TO BUY SHARES

GENERAL INFORMATION. Shares of the Fund may be purchased on any business day through MR Beal & Co. (the "Distributor") and through brokers, dealers and other financial intermediaries that sell shares of the Fund or make shares available to their customers. A business day is any day that the Federal Reserve Bank of New York is open.

All purchases of shares are effected at the net asset value per share next determined after a properly executed order form is received by the Distributor provided that federal funds are received by the Fund on a timely basis and the investor notifies the Fund prior to 4:00 p.m. Eastern time on the day the wire transfer credit is sought by calling 1-800-221-4524 (select option 2),or by using Compass, the Fund's Internet-based information service. Net asset value is normally computed as of 4:00 p.m., Eastern time. However, on days for which the Public Securities Association (the "PSA") recommends an early closing of the U.S. Government securities market, net asset value is computed as of the earlier closing time of that market. See "Net Asset Value."

Shares are entitled to receive dividends beginning on the day of purchase. For this reason, the Fund must have federal funds available to it in the amount of your investment on the day the purchase order is accepted. A purchase order is accepted: (1) immediately upon receipt of a federal funds wire, as described below; or (2) when federal funds in the amount of the purchase are credited to the Fund's account with its custodian (generally, one business day after your check is received if the purchase payment is being made by check).

To permit the Investment Adviser to manage the Portfolio most effectively, you should place purchase orders as early in the day as possible by calling 1-800-221-4524 (select option 2).

Prior to making an initial investment, a completed New Account Application must be mailed to:

                  CMG Institutional Series
                  905 Marconi Avenue
                  Ronkonkoma, New York  11779

Upon approval of the New Account Application, an account number will be provided. To obtain a New Account Application, please call 1-800-221-4524 (select option 4).

For additional information on purchasing shares, please call 1-800-221-4524 (select option 2).

PURCHASE BY FEDERAL FUNDS WIRE. Shares may be purchased by wiring federal funds to the Fund's custodian. The Fund does not impose any transaction charges. However, charges may be imposed by the bank that transmits the wire. Purchase payments should be wired to:

                  CMG Institutional Series
                  US Bank NA
                  Minneapolis, MN
                  ABA # 091 000 022
                  Cr. Acct # 104755879509
                  Further Credit:
                  Entity Name:

                  --------------------------
                  Fund Account #

PURCHASE BY CHECK. Shares may also be purchased by check. Shares will be issued when the check is credited to the Fund's account in the form of federal funds. Normally this occurs on the business day following receipt of a check. Checks to purchase shares should indicate the account name and number and be made payable to: CMG Institutional Series. Purchase checks should be sent to:

                  CMG Institutional Series
                  905 Marconi Avenue
                  Ronkonkoma, NY  11779

PURCHASE USING INTERNET-BASED INFORMATION SERVICE. Shares may be purchased through Compass, the Fund's Internet-based information service. This method of purchase is available to investors who complete and submit a Compass Internet Service Authorization Form. The completed form should be sent to:

                  CMG Institutional Series
                  905 Marconi Avenue
                  Ronkonkoma, NY  11779

A Compass Internet Service Authorization Form can be obtained by logging onto the Compass website at WWW.AMBAC-CADRE.COM or by calling 1-800-221-4524 (select option 2).

MINIMUM INITIAL AND SUBSEQUENT INVESTMENT AMOUNTS. In order to avoid costs associated with small accounts, the Fund requires a minimum initial investment of $1 million. Subsequent investments may be made in any amount. The Fund may close your account if it has a balance of less than $1 million as a result of redemptions. You will be given 60 days' written notice if the Fund intends to close your account.

SHAREHOLDER ACCOUNTS. The Fund does not issue share certificates. Instead, an account is maintained for each shareholder by the Fund's transfer agent. Your account will reflect the full and fractional shares of the Fund that you own. You will be sent confirmations of each transaction in shares and monthly statements showing account balances.

SUB-ACCOUNT SERVICES. You may open sub-accounts with the Fund for accounting convenience or to meet requirements regarding the segregation of funds. Sub-accounts can be established at any time. Please call 1-800-221-4524 (select option 4) for further information and to request the necessary forms.

                              HOW TO REDEEM SHARES

You may redeem all or a portion of your shares of the Fund on any business day without any charge by the Fund. Shares are redeemed at their net asset value per share next computed after the receipt of a redemption request in proper form. Requests to redeem shares may be made as described below.

GENERAL INFORMATION. Shares may be redeemed on any business day. Redemption requests received prior to 2:00 p.m., Eastern time, are effected at the net asset value per share computed at 4:00 p.m., Eastern time, that day. Redemption requests received after 2:00 p.m., Eastern time, will be computed based on the next business day's net asset value. However, on days for which the PSA recommends an early closing of the U.S. Government securities market, net asset value is computed as of the earlier closing time of that market. See "Net Asset Value." Shares are not entitled to receive dividends declared on the day of redemption. If shares have recently been purchased by check (including certified or cashiers check), the payment of redemption proceeds will be delayed until the purchase check has cleared, which may take up to 15 days. For this reason, you should purchase shares by federal funds wire if you anticipate the need for immediate access to your investment. Shares may not be redeemed until an account application is on file.

For additional information on redeeming shares, please call 1-800-221-4524 (select option 2).

The Fund may pay redemption proceeds by distributing securities held by the Portfolio, but only in the unlikely event that the Board of Trustees of the Trust determines that payment of the proceeds in cash would adversely affect other shareholders of the Fund. A shareholder who during any 90 day period redeems shares having a value not exceeding the lesser of (i) $250,000 or (ii)

1% of the net assets of the Fund, will not be subject to this procedure. In unusual circumstances, the Fund may suspend the right of redemption or postpone the payment of redemption proceeds for more than seven days as permitted under the Investment Company Act.

TELEPHONE REDEMPTION PROCEDURES. You may redeem shares by calling 1-800-221-4524 (select option 2). You will be asked to provide the account name and number, and the amount of the redemption. Proceeds of the redemption will be paid by federal funds wire to one or more bank accounts previously designated by you. Normally, redemption proceeds will be wired on the day a redemption request is received if the request is received prior to 2:00 p.m., Eastern time, or before the closing of the U.S. Government securities market on days when the PSA recommends an early closing of that market.

A telephone redemption request may be made only if the telephone redemption procedure has been selected on the account application or if written instructions authorizing telephone redemption are on file.

Reasonable procedures are used to confirm that telephone redemption requests are genuine, such as recording telephone calls, providing written confirmation of transactions, or requiring a form of personal identification or other information prior to effecting a telephone redemption. If these procedures are used, the Fund and its agents will not be liable to you for any loss due to fraudulent or unauthorized telephone instructions.

During periods of severe market or economic conditions, it may be difficult to contact the Fund by telephone. In that event, you should follow the procedures described below for written redemption requests and send the request by overnight delivery service.

WRITTEN REDEMPTION REQUESTS. You may redeem shares by sending a written redemption request. The request must include the complete account name and address and the amount of the redemption and must be signed by each person shown on the account application as an owner of the account. Each signature must be guaranteed. The transfer agent has adopted standards and procedures pursuant to which signature guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). The Fund reserves the right to request additional information from, and to make reasonable inquiries of, any eligible guarantor institution. Proceeds of a redemption will be paid by sending you a check, unless you request payment by federal funds wire to a pre-designated bank account (minimum wire amount $500.00).

Written redemption requests should be sent to:

                  CMG Institutional Series
                  905 Marconi Avenue
                  Ronkonkoma, New York  11779

REDEMPTION REQUESTS USING COMPASS. Shares may be redeemed through Compass, the Fund's Internet-based information service. This method of redemption is available to shareholders who complete and submit a Compass Internet Service Authorization Form. The form should be sent to:

                  CMG Institutional Series
                  905 Marconi Avenue
                  Ronkonkoma, NY 11779

These forms can be obtained by logging onto the Compass website at WWW.AMBAC-CADRE.COM or by calling the Administrator 1-800-221-4524 (select option 2).

                                 NET ASSET VALUE

Net asset value per share is computed on each business day. It is calculated by dividing the value of the Fund's total assets less its liabilities (including accrued expenses) by the number of shares outstanding. Because the Fund invests in the Portfolio, its assets will consist primarily of shares of the Portfolio. The value of these shares will depend on the value of the assets of the Portfolio and its liabilities.

In determining the value of the Portfolio's assets, securities held by the Portfolio are valued using the amortized cost method of valuation. This method involves valuing each investment at cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the investment. Amortized cost valuation provides certainty in valuation, but may result in periods during which the value of an investment, as determined by amortized cost, is higher or lower than the price that would be received if the investment were sold.

Use of amortized cost permits the Fund to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Fund will be able to maintain a stable net asset value.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends are declared daily and paid monthly from net investment income (after deduction of expenses) and any realized short-term capital gains. Distributions of net realized long-term capital gains, if any, are declared and paid annually at the end of the Fund's fiscal year. All dividends and other distributions are automatically reinvested in full and fractional shares of the Fund at net asset value per share, unless otherwise requested. You may request that dividends and other distributions be paid by wire transfer to a designated bank account by sending a written request to the transfer agent. The request must be received at least five business days prior to a payment date for it to be effective on that date.

Dividends are payable to all shareholders of record as of the time of declaration. Shares become entitled to any dividend declared beginning on the day on which they are purchased, but are not entitled to dividends declared on the day they are redeemed.

To satisfy certain distribution requirements of the Internal Revenue Code, the Fund may declare special or regular year-end dividend and capital gains distributions during October, November or December. If received by shareholders by January 31, these distributions are deemed to have been paid by the Fund and received by shareholders on December 31 of the prior year.

                                      TAXES

TAXATION OF THE FUND. The Fund has elected and intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net income to shareholders.

FEDERAL TAXATION OF SHAREHOLDERS. Dividend distributions, whether received in cash or reinvested in additional shares, will be taxable as ordinary income. Although the Fund does not expect to distribute any long-term capital gains, you will also be subject to tax on any capital gains distributions you receive. Since the Fund does not expect to earn dividend income, the dividends and other distributions the Fund pays will generally not qualify for the dividends-received deduction available to corporate investors. In January of each year, the Fund will send you a statement showing the tax status of distributions for the past calendar year.

Section 115(1) of the Internal Revenue Code provides that gross income does not include income derived from the exercise of any essential government function accruing to a state or any of its political subdivisions. State and municipal investors should consult their tax advisors to determine any limitations on the applicability of Section 115(1) to earnings from their investments in the Fund. A portion of earnings derived from the investment of funds which are subject to the arbitrage limitations or rebate requirements of the Internal Revenue Code may be required to be paid to the U.S. Treasury.

The Fund is required to withhold 31% of all taxable distributions and redemption proceeds paid to shareholders who either have not complied with IRS taxpayer identification regulations or are otherwise subject to backup withholding. Investors are asked to certify in their account applications that their taxpayer identification numbers are correct and that they are not subject to backup withholding. Failure to provide this certification will result in backup withholding.

STATE AND LOCAL TAXES. Dividends and other distributions paid by the Fund and received by an investor may be subject to state and local taxes. Although shareholders do not directly receive interest on U.S. Government securities held by the Fund, certain states and localities may allow the character of the Fund's income to pass through to shareholders. If so, the portion of dividends paid by the Fund that is derived from interest on certain U.S. Government securities may be exempt from state and local taxes. Applicable rules vary from state to state, and interest on certain securities of U.S. Government agencies may not qualify for the exemption in some states. The United States Supreme Court has ruled that income from certain types of repurchase agreements involving U.S. Government securities does not constitute interest on U.S. Government securities for this purpose. However, it is not clear whether the Court's holding extends to all types of repurchase agreements involving U.S. Government securities in which the Fund may invest. Any exemption from state and local income taxes does not preclude states from assessing other taxes (such as intangible property taxes) on the ownership of U.S. Government securities.

The discussion set forth above regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

                                DISTRIBUTION PLAN

The Fund has adopted a distribution plan in accordance with Rule 12b-1 under the Investment Company Act. Under the distribution plan, the Fund makes payments to the Distributor for services provides in connection with the sale and distribution of shares of the Fund ("Distribution Services"). Under the plan, the Fund pays fees to the Distributor in an amount equal to an annual rate of 0.05% of the Fund's average daily net assets to compensate the Distributor for Distribution Services.

The Distributor may enter into agreements to compensate brokers, dealers and other financial institutions whose customers purchase shares of the Fund and which provide Distribution Services. From its compensation under the distribution plan, the Distributor makes payments to brokers, dealers and other financial institutions for Distribution Services and Shareholder Services based on the value of shares held by customers of the particular broker, dealer or other financial institution.

Because the payments are made from Fund assets on an ongoing basis, over time it will increase the cost of an investment in shares and may cost more than paying other types of sales charges.

                             PERFORMANCE INFORMATION

The Fund may publish its "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield refers to the income generated by an investment in the Fund over a seven-day period; the income is then annualized. In annualizing income, the amount of income generated by the investment during the period is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated in the same manner, but when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. All quotations of investment performance are based upon historical investment results and are not intended to predict future performance.

In addition, comparative performance information may be used from time to time in advertisements, sales literature and shareholder reports. This information may include data, ratings and rankings from Lipper Analytical Services, Inc., IBC Financial Data Money Fund Report, The Bank Rate Monitor, Morningstar and other industry publications, business periodicals and services. Comparisons to recognized market indices and to the returns on specific money market securities or types of securities or investments may also be used. The Fund may disseminate yields for periods longer than seven days, and may also report its total return. The "total return" of the Fund refers to the average annual compounded rate of return over a specified period (as stated in the advertisement) that would equate an initial amount invested at the beginning of the period to the end of period redeemable value of the investment, assuming the reinvestment of all dividends and distributions.

                             ADDITIONAL INFORMATION

ORGANIZATION. The Trust is a Delaware business trust that was organized on June 27, 1995. It is authorized to issue an unlimited number of shares of beneficial interest, $.001 par value. The Trust has twelve series of its shares outstanding. Each series represents an interest in a separate investment portfolio. The Board of Trustees has the power to establish additional series of shares and, subject to applicable laws and regulations, may issue two or more classes of shares of any series. Shares are fully paid and non-assessable, and have no preemptive or conversion rights.

Shareholders of the Fund are entitled to vote, together with the holders of other series of the Trust, on the election of Trustees and the ratification of the Trust's independent auditors when those matters are voted upon by shareholders. Shareholders are also entitled to vote on other matters as required by the Investment Company Act or the Trust's Declaration of Trust. On these other matters, shares of the Fund will generally be voted as a separate class from other series of the Trust's shares. Each share (and fractional share) is entitled to one vote (or fraction thereof). However, if shares of more than one series vote together on a matter, each share will have that number of votes which equals the net asset value of such share (or fraction thereof). All shares have non-cumulative voting rights, meaning that shareholders entitled to cast more than 50% of the votes for the election of Trustees can elect all of the Trustees standing for election if they choose to do so. As discussed below, the Fund will pass through to its shareholders the right to vote on Portfolio matters requiring shareholder approval.

INFORMATION CONCERNING INVESTMENT STRUCTURE. The Fund does not invest directly in securities. Instead, it invests all of its investable assets in the Portfolio, a separate series of the Trust. The Portfolio has the same investment objective and substantially the same investment policies as the Fund. The Portfolio, in turn, purchases, holds and sells investments in accordance with that objective and those policies. The Trustees of the Trust believe that the per share expenses of the Fund (including its share of the Portfolio's expenses) will be less than or approximately equal to the expenses that the Fund would incur if its assets were invested directly in securities and other investments.

The Fund may withdraw its investment from the Portfolio at any time, and will do so if the Trustees believe it to be in the best interest of the Fund's shareholders. If the Fund withdraws its investment in the Portfolio, it will either invest directly in securities in accordance with the investment policies described in this Prospectus or will invest in another pooled investment vehicle that has the same investment objective and substantially the same investment policies as the Fund. In connection with the withdrawal of its investment in the Portfolio, the Fund could receive securities and other investments from the Portfolio instead of cash. This could cause the Fund to incur certain expenses.

A change in the investment objective, policies or restrictions of the Portfolio may cause the Fund to withdraw its investment in the Portfolio. Alternatively, the Fund could seek to change its objective, policies or restrictions to conform to those of the Portfolio. The investment objective and certain investment restrictions of the Portfolio may be changed without the approval of investors in the Portfolio. However, the Portfolio will notify the Fund at least 30 days before any changes are implemented. If the Fund is asked to vote on any matters concerning the Portfolio, the Fund will hold a shareholders meeting and vote its shares of the Portfolio in the same manner as Fund shares are voted regarding those matters.

Shares of the Portfolio are held by investors other than the Fund. These investors may include other series of the Trust, other mutual funds and other types of pooled investment vehicles. When investors in the Portfolio vote on matters affecting the Portfolio, the Fund could be outvoted by other investors. The Fund may also otherwise be adversely affected by other investors in the Portfolio. These other investors offer shares (or interests) to their investors which have costs and expenses that differ from those of the Fund. Thus, the investment returns for investors in other funds that invest in the Portfolio may differ from the investment return of shares of the Fund. These differences in returns are also present in other fund structures. Information about other holders of shares of the Portfolio is available from the Fund.

CUSTODIAN. U.S. Bank National Association (the "Custodian") is the Fund's custodian. The Custodian maintains custody of all securities and cash assets of the Fund and the Portfolio and is authorized to hold these assets in securities depositories and to use subcustodians.

DISTRIBUTOR. The Distributor, MR Beal & Co., a broker-dealer affiliated with Capital Management Group Advisors, LLC (CMG), serves as the distributor of the Fund's shares. The Distributor is located at 67 Wall Street, 17th Floor, New York, NY 10005.

TRANSFER AGENT. The Investment Adviser also serves as the Fund's transfer agent, shareholder servicing agent and dividend disbursing agent. Shareholders of the Fund should call 1-800-221-4524 with any questions regarding transactions in shares of the Fund or share account balances. The Fund pays a monthly fee for transfer agent services which is currently calculated at the annual rate of 0.05% of the Fund's average daily net assets.

INDEPENDENT AUDITORS. KPMG LLP are the independent auditors of the Trust and are responsible for auditing the financial statements of the Fund.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Trust's Statement of Additional Information. If given or made, such other information and representations should not be relied upon as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person, to whom, such offer may not lawfully be made.

                               INVESTMENT ADVISER,
                        ADMINISTRATOR AND TRANSFER AGENT

                         Cadre Financial Services, Inc.
                               905 Marconi Avenue
                           Ronkonkoma, New York 11779

                                   DISTRIBUTOR
                                  MR Beal & Co.
                           67 Wall Street, 17th Floor
                            New York, New York 10005

                                    CUSTODIAN
                         U.S. Bank National Association
                                 U.S. Bank Place
                             601 Second Avenue South
                          Minneapolis, Minnesota 55402

                              INDEPENDENT AUDITORS
                                    KPMG LLP
                                757 Third Avenue
                            New York, New York 10017

                                  LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                919 Third Avenue
                            New York, New York 10022

The Fund sends annual and semi-annual reports to shareholders. These reports contain information regarding the investments of the Portfolio and the Fund's investment performance and are available without charge from the Fund. If you have questions regarding the Fund, shareholder accounts, dividends or share purchase and redemption procedures, or if you wish to receive the most recent annual or semi-annual reports, please call 1-800-221-4524.

This Prospectus sets forth concisely the information about the Fund and the Trust that you should know before investing. Additional information about the Fund and the Trust has been filed with the Securities and Exchange Commission
(SEC) in a Statement of Additional Information (SAI) dated [_________________], 2001. The SAI is incorporated herein by reference and is available without charge by writing to the Fund or by calling 1-800-221-4524. Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act File Number 811-9064

CADRE LIQUID ASSET FUND -- U.S. GOVERNMENT SERIES
CADRE LIQUID ASSET FUND -- MONEY MARKET SERIES
CADRE AFFINITY FUND -- U.S. GOVERNMENT SERIES
CADRE AFFINITY FUND -- MONEY MARKET SERIES
SWEEPCASH U.S. GOVERNMENT MONEY MARKET FUND
SWEEPCASH MONEY MARKET FUND
CADRE RESERVE FUND -- U.S. GOVERNMENT SERIES
CADRE RESERVE FUND -- MONEY MARKET SERIES
CMG ADVISOR SERIES
CMG INSTITUTIONAL SERIES
(SERIES OF CADRE INSTITUTIONAL INVESTORS TRUST)

905 Marconi Avenue
Ronkonkoma, New York
11779-7255


        STATEMENT OF ADDITIONAL INFORMATION DATED [______________], 2001,

     Cadre Institutional Investors Trust (the "Trust") is a diversified, open-end, management investment company. Cadre Liquid Asset Fund -- U.S. Government Series, Cadre Liquid Asset Fund -- Money Market Series, Cadre Affinity Fund -- U.S. Government Series, Cadre Affinity Fund -- Money Market Series, SweepCash U.S. Government Money Market Fund, SweepCash Money Market Fund, Cadre Reserve Fund -- U.S. Government Series, Cadre Reserve Fund -- Money Market Series, CMG Advisor Series and CMG Institutional Series (each, a "Fund") are separate series of the Trust. The Funds are money market funds which seek to maintain stable net asset values of $1.00 per share. The Funds seek high current income, consistent with preservation of capital and maintenance of liquidity. See "Investment Policies and Practices." Cadre Liquid Asset Fund -- Money Market Series, Cadre Affinity Fund - Money Market Series, SweepCash Money Market Fund, Cadre Reserve Fund - Money Market Series, CMG Advisor Series and CMG Institutional Series (collectively, the "Money Market Funds") pursue their investment objectives by investing all of their investable assets in the Money Market Portfolio (the "Money Market Portfolio"), a separate series of the Trust that has the same investment objective and substantially the same investment policies as the Money Market Funds. Cadre Liquid Asset Fund -- U.S. Government Series, Cadre Affinity Fund -- U.S. Government Series, SweepCash U.S. Government Money Market Fund and Cadre Reserve Fund -- U.S. Government Series (collectively, the "Government Money Market Funds") pursue their investment objectives by investing all of their investable assets in the U.S. Government Money Market Portfolio (the "Government Money Market Portfolio"), another separate series of the Trust that has the same investment objective and substantially the same investment policies as the Government Money Market Funds. Cadre Financial Services, Inc. (the "Investment Adviser") serves as the investment adviser of the Portfolios. See "Investment Advisory Arrangements."

     Shares of the Funds other than CMG Advisor Series are offered for sale on a no-load basis. No sales commissions or other charges are imposed upon the purchase or redemption of shares. No minimum initial investment in the Funds is required, except in the case of Cadre Reserve Fund - Money Market Series, Cadre Reserve Fund - U.S. Government Series and CMG Institutional Series, each of which has a minimum initial investment requirement of $1 million. See "Purchasing Shares." Shares of the Funds are not insured by Ambac Assurance Corporation.

     An investment in a Fund is not insured or guaranteed by the U.S. government and there can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share. See "determination of net asset value."

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Information about the Funds is set forth in the Prospectuses of the Funds dated February 28, 2001, as supplemented April 2, 2001, except for CMG Advisor Series and CMG Institutional Series the Prospectuses of which are dated [______________], 2001 (collectively, the "Prospectuses"), which provide the basic information you should know before investing. The Prospectuses may be obtained without charge by writing to the Transfer Agent or by calling 1-800-221-4524. This Statement of Additional Information is not a prospectus, but contains information in addition to and more detailed than that set forth in the Prospectuses. It is intended to provide you with additional information regarding the activities and operations of the Funds and the Trust, and should be read in conjunction with the Prospectuses.

                                TABLE OF CONTENTS






                                                                          PAGE


INVESTMENT POLICIES AND PRACTICES...........................................1

INVESTMENT RESTRICTIONS.....................................................5

PORTFOLIO TRANSACTIONS AND BROKERAGE........................................7

PURCHASING SHARES...........................................................8

SHAREHOLDER ACCOUNTS.......................................................13

REDEEMING SHARES...........................................................15

EXCHANGE PRIVILEGE.........................................................15

DETERMINATION OF NET ASSET VALUE...........................................15

TAXES......................................................................17

INVESTMENT ADVISORY AND OTHER SERVICES.....................................17

TRUSTEES AND OFFICERS......................................................24

COMPENSATION TABLE.........................................................27

EXPENSES...................................................................27

PERFORMANCE INFORMATION....................................................28

GENERAL INFORMATION........................................................29

                        INVESTMENT POLICIES AND PRACTICES


     The Money Market Funds pursue their investment objectives by investing all of their investable assets in the Money Market Portfolio, a separate series of the Trust that has the same investment objective and substantially the same policies as the Money Market Funds. The Government Money Market Funds pursue their objectives by investing all of their investable assets in the Government Money Market Portfolio, another separate series of the Trust that has the same investment objective and substantially the same investment policies as the Government Money Market Funds. Each of the Portfolios has elected to be treated as a diversified investment company. The sections below provide additional information regarding the types of investments that may be made by the Money Market Portfolio and the Government Money Market Portfolio (each, a "Portfolio") and the investment practices in which each Portfolio may engage. The investment objectives and general investment policies of the Funds and the Portfolios are described in the Funds' Prospectuses.

     Each of the Funds may withdraw its investment from the applicable Portfolio at any time if the Board of Trustees of the Trust (the "Board of Trustees") determines that it is in the best interest of the Fund to do so. Upon any such withdrawal, a Fund's assets would either be invested in another investment fund having the same investment objective and substantially the same investment policies as the Fund or be directly invested in securities in accordance with the investment policies described below with respect to the applicable Portfolio. The approval of the investors in a Portfolio would not be required to change that Portfolio's investment objective or, except as otherwise stated in the Prospectuses or this Statement of Additional Information, any of a Portfolio's investment policies or restrictions.

     Treasury, Government and Agency Securities. Each Portfolio invests in short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"). These securities include obligations issued by the U.S. Treasury ("Treasury Securities"), including Treasury bills, notes and bonds. These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities. Treasury Securities are backed by the full faith and credit of the U.S. government. Government Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities"). As described in the Prospectuses, Agency Securities are in some cases backed by the full faith and credit of the U.S. government. In other cases, Agency Securities are backed solely by the credit of the governmental issuer. Certain issuers of Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions. Government Securities purchased by a Portfolio may include variable and floating rate securities, which are described in the Prospectuses.

     Bank Obligations (Money Market Portfolio Only). Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Money Market Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of the CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

     Repurchase Agreements. As discussed in the Prospectuses, the Portfolios may enter into repurchase agreements. A repurchase agreement, which may be viewed as a type of secured lending by a Portfolio, involves the acquisition by the Portfolio of a security from a selling financial institution such as a bank or broker-dealer. The agreement provides that the Portfolio will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future. The Portfolio will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities that are purchased by the Portfolio through repurchase agreements are not subject to any limitation as to maturity. A Portfolio may enter into repurchase agreements maturing in more than seven days. However, a Portfolio may not enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would be invested in (i) repurchase agreements under which the Portfolio does not have the right to obtain repayment in seven days or less, and (ii) in the case of the Money Market Portfolio, which may purchase illiquid investments, other illiquid investments.

     Because repurchase agreements involve certain risks not associated with direct investment in securities, the Trust follows procedures designed to minimize these risks. These procedures include requirements that the Investment Adviser effect repurchase transactions only with banks or primary dealers designated as such by the Federal Reserve Bank of New York, and that the bank or dealer has been determined by the Investment Adviser to present minimal credit risk in accordance with guidelines established and monitored by the Board of Trustees. In addition, the collateral underlying a repurchase agreement is required to be held by the Trust's custodian (or a subcustodian) in a segregated account on behalf of the respective Portfolio. The collateral is marked to market daily and required to be maintained in an amount at least equal to the repurchase price plus accrued interest. In the event of a default or bankruptcy by a selling financial institution, the Trust will seek to liquidate the collateral. However, the exercise of the Trust's right to liquidate collateral could involve certain costs or delays and, to the extent that the proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, a Portfolio will suffer a loss.

     When-Issued and Delayed Delivery Securities. As noted in the Prospectuses, the Portfolios may purchase and sell securities on a when-issued or delayed delivery basis. These transactions arise when a Portfolio purchases or sells a security, with payment and delivery taking place in the future beyond the normal settlement period. A transaction of this type will be effected in order to secure for the Portfolio an attractive price or yield at the time of entering into the transaction. When purchasing securities on a when-issued or delayed delivery basis, a Portfolio assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Because the Portfolio is not required to pay for securities until the delivery date, these risks are in addition to the risks associated with the Portfolio's other investments. If a Portfolio remains fully invested at a time during which when-issued or delayed delivery purchases are outstanding, such purchases will result in a form of leverage. When a Portfolio enters into purchase transactions of this type, the Trust's custodian maintains, in a segregated account for the Portfolio, cash and debt obligations held by the Portfolio and having a value equal to or greater than the Portfolio's purchase commitments. When a Portfolio has sold a security on a when-issued or delayed delivery basis, the Portfolio does not participate in further gains or losses with respect to the security. If the counterparty fails to deliver or pay for the securities, the Portfolio could miss a favorable price or yield opportunity, or could suffer a loss. When a Portfolio enters into a sales transaction of this type, the Trust's custodian segregates the securities sold on a delayed delivery basis to cover the Portfolio's settlement obligations.

     Asset-Backed Commercial Paper (Money Market Portfolio Only). Asset-backed commercial paper may be purchased by the Money Market Portfolio. Repayment of this type of commercial paper is intended to be obtained from an identified pool of assets, including automobile receivables, credit-card receivables and other types of assets. Asset-backed commercial paper is issued by a special purpose vehicle (usually a corporation) that has been established for the purpose of issuing the commercial paper and purchasing the underlying pool of assets. The issuer of commercial paper bears the direct risk of prepayment on the receivable constituting the underlying pool of assets. Credit support for asset-backed securities may be based on the underlying assets or provided by a third party. Credit enhancement techniques include letters of credit, insurance bonds, limited guarantees and over-collateralization.

     Participation Interests (Money Market Portfolio Only). The Money Market Portfolio may purchase from financial institutions participation interests in securities of the type in which the Portfolio may directly invest. A participation interest gives the Portfolio an undivided interest in the security in the proportion that the Portfolio's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by Government Securities, or, in the case of unrated participation interests, the Investment Adviser must have determined that the instrument is of comparable quality to those instruments in which the Portfolio may invest. For certain participation interests, the Portfolio will have the right to demand payment, on not more than seven days' notice, for all or any part of the Portfolio's participation interest in the security, plus accrued interest. As to these instruments, the Portfolio intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

     Illiquid Investments. The Money Market Portfolio may invest up to 10% of its net assets in illiquid investments, including repurchase agreements having maturities of more than seven days. The U.S. Government Money Market Portfolio may not purchase any illiquid securities, except that it may invest up to 10% of its net assets in repurchase agreements maturing in more than seven days. Illiquid investments may include restricted securities which are issued in private placement transactions and may not be resold without registration under the Securities Act of 1933 (the "1933 Act") or an applicable exemption from such registration. The absence of a trading market for illiquid securities can make it difficult to ascertain a market value for those investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible to sell them promptly at an acceptable price. Restricted securities eligible for resale in exempt transactions pursuant to Rule 144A under the 1933 Act will not be considered to be illiquid if the securities have been determined to be liquid by the Investment Adviser pursuant to procedures adopted by the Board of Trustees.

     Investment Characteristics. In managing each Portfolio, the Investment Adviser attempts to balance the Portfolio's goal of seeking high income with its goal of seeking to preserve capital. For this reason, a Portfolio does not necessarily invest in securities offering the highest available yields. The maturities of the securities purchased by a Portfolio and a Portfolio's average portfolio maturity will vary from time to time as the Investment Adviser deems consistent with that Portfolio's investment objective, which is the same as the investment objective of the Funds investing in that Portfolio, and the Investment Adviser's assessment of risks, subject to applicable limitations on the maturities of investments and dollar-weighted average portfolio maturity.

     When market rates of interest increase, the market value of debt obligations held by a Portfolio will decline. Conversely, when market rates of interest decrease, the market value of obligations held by a Portfolio will increase. Debt obligations having longer maturities generally pay higher rates of interest, but the market values of longer term obligations can be expected to be subject to greater fluctuations from general changes in interest rates than shorter term obligations. These changes will cause fluctuations in the amount of daily dividends of a Fund and, in extreme cases, changes in interest rates could cause the net asset value per share of a Fund to decline. See "Determination of Net Asset Value." In the event of unusually large redemption demands, securities may have to be sold at a loss prior to maturity or a Fund or a Portfolio may have to borrow money and incur interest expense. The Investment Adviser seeks to manage investment risk by purchasing and selling investments for the Portfolios consistent with its best judgment and expectations regarding anticipated changes in interest rates. However, there can be no assurance that the Funds or the Portfolios will achieve their investment objectives.

     Investment Ratings (Money Market Portfolio Only). Commercial paper purchased by the Money Market Portfolio must at the time of purchase meet certain ratings requirements, as described in the Prospectuses. The rating categories that satisfy these ratings requirements which have been established by Standard & Poor's Credit Market Services ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. ("Fitch"), and Thomson Bank Watch, Inc. ("BankWatch"), are as follows:

Commercial Paper Ratings:

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating Fitch-1+ (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1+ is regarded as having the strongest degree of assurance for timely payment.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

     In addition to its ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through E. BankWatch examines all segments of the organization, including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (QR) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which the bank is domiciled.

     Changes in Ratings. After a security is purchased, it may cease to be rated or its rating may be reduced below the minimum required for purchase. Neither event will require an immediate sale of such security by a Portfolio provided that, when a security ceases to be rated, the Board of Trustees determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of the security would not be in the Portfolio's best interest.

                             INVESTMENT RESTRICTIONS

     The Funds and the Portfolios are subject to a variety of investment restrictions. Certain of these restrictions are deemed fundamental, and may not be changed without the approval of the holders of a majority of a Fund's or a Portfolio's outstanding voting securities. A "majority of the outstanding voting securities" of a Fund or a Portfolio for this purpose means the lesser of (i) 67% of the shares of that Fund or that Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund or the Portfolio. Whenever there is a vote on a change in the fundamental restrictions of a Portfolio or in a policy of a Portfolio which cannot be changed without a shareholder vote, the Trust will hold meetings of shareholders of the Funds that invest in that Portfolio and will vote each Fund's shares of a Portfolio as instructed by shareholders of that Fund. Each Fund's shares of a Portfolio will be voted for and against the proposed change in the same proportion as shares of that Fund are voted. As to shares of a Fund that are not voted by shareholders, the Fund will vote those shares in the same proportion as shares of that Fund's shareholders who give voting instructions are voted. Thus, shareholders of the Funds who do not vote will have no effect on the outcome of matters being voted upon by the Funds as investors in the Portfolio.

     Pursuant to their fundamental investment restrictions, the Funds and the Portfolios may not:

     (1) Purchase a security, other than a Government Security, if as a result of such purchase, more than 5% of the value of the Fund's or Portfolio's assets would be invested in the securities of any one issuer, or the Fund or Portfolio would own more than 10% of the voting securities, or of any class of securities, of any one issuer; provided that each Fund may invest all of its investable assets in another investment portfolio of the Trust or another fund that has the same investment objective and substantially the same investment policies as that Fund. (For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class.)

     (2) Purchase a security, other than a Government Security, if as a result of such purchase 25% or more of the value of the Fund's or Portfolio's total assets would be invested in the securities of issuers engaged in any one industry; except that each of the Money Market Funds and the Money Market Portfolio may invest more than 25% of the value of its net assets in obligations of domestic banks, and provided that each Fund may invest all of its investable assets in another investment portfolio of the Trust or another fund that has the same investment objective and substantially the same investment policies as that Fund. The types of bank obligations in which the Money Market Funds and the Money Market Portfolio may invest include certificates of deposit, time deposits, bankers' acceptances and other obligations issued by domestic banks that are uninsured, direct obligations bearing fixed, floating or variable interest rates. The particular bank obligations in which the Money Market Funds and the Money Market Portfolio invest will be determined by the Investment Adviser based upon available yields and the credit-worthiness of the issuing bank.

     (3) Issue senior securities as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), or borrow money, except that the Funds and the Portfolios may borrow from banks for temporary extraordinary or emergency purposes (but not for investment) in an amount up to one-third of the value of their respective total assets (calculated at the time of the borrowing). Neither of the Funds nor any of the Portfolios may make additional investments while it has any borrowings outstanding. This restriction shall not be deemed to prohibit a Fund or a Portfolio from purchasing or selling securities on a when-issued or delayed delivery basis, or entering into repurchase agreements.

     (4) Purchase or sell commodities or commodity contracts, or real estate or interests in real estate (including limited partnership interests), except that the Funds and the Portfolios, to the extent not prohibited by other investment policies, may purchase and sell securities of issuers engaged in real estate activities and may purchase and sell securities secured by real estate or interests therein.

     (5) Underwrite the securities of other issuers, except to the extent that, in connection with the disposition of securities, a Fund or a Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act").

     (6) Make loans of money or securities, except through the purchase of permitted investments, including repurchase agreements.

     (7) Make short sales of securities or purchase securities on margin, except for such short-term credits as may be necessary for the clearance of transactions.

     (8) Pledge, hypothecate, mortgage or otherwise encumber a Fund's or a Portfolio's assets, except as may be necessary to secure permitted borrowings. (Collateral and other arrangements incident to permissible investment practices are not deemed to be subject to this restriction.)

     The Funds and the Portfolios have the following additional investment restrictions which are not fundamental and may be changed by the Board of Trustees, without a vote of shareholders. Under these restrictions, the Funds and the Portfolios may not:

     (1) Make investments for the purpose of exercising control or management of another company.

     (2) Participate on a joint or joint and several basis in any trading account in securities.

     (3) With respect to the Government Money Market Portfolio and the Government Money Market Funds, purchase any illiquid securities, except that they may invest in repurchase agreements maturing in more than seven days provided that a Fund or a Portfolio may not enter into such a repurchase agreement if more than 10% of the value of its net assets would, as a result, be invested in repurchase agreements under which the Fund or the Portfolio does not have the right to obtain repayment in seven days or less.

     (4) With respect to the Money Market Portfolio and each of the Money Market Funds, purchase any illiquid securities, including repurchase agreements maturing in more than seven days, if as a result more than 10% of the value of the Fund's or the Portfolio's net assets would be invested in illiquid securities and such repurchase agreements under which the Fund or the Portfolio does not have the right to obtain repayment in seven days or less.

     (5) Invest in oil, gas or other mineral leases, rights, royalty contracts, or exploration or development programs.

     (6) Invest in warrants or rights.

     (7) Purchase the securities of another investment company, except in connection with a merger, consolidation, reorganization or acquisition of assets, and except insofar as each Fund may invest all of its investable assets in another portfolio of the Trust or another fund which has the same investment objective and substantially the same investment policies as that Fund.

     Unless otherwise specified, all percentage and other restrictions, requirements and limitations on investments set forth in this Statement of Additional Information, and those set forth in the Prospectuses, apply immediately after purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by a Portfolio or a Fund.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

     Subject to the general supervision of the Board of Trustees, the Investment Adviser is responsible for decisions to buy and sell securities for the Portfolios and for the selection of dealers to effect those transactions. Purchases of securities for the Portfolios will be made from issuers, underwriters and dealers. Sales of securities will be made to dealers and issuers. The Portfolios do not normally incur brokerage commissions on transactions in the types of securities in which they invest. These transactions are generally traded on a "net" basis, with dealers acting as principal in such transactions. However, the price at which securities are purchased from and sold to dealers will usually include a spread which represents a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter (an underwriting concession).

     In placing orders for the purchase and sale of investments for the Portfolios, the Investment Adviser gives primary consideration to the ability of dealers to provide the most favorable prices and efficient executions on transactions. If such price and execution are obtainable from more than one dealer, transactions may be placed with dealers who also furnish research services to the Trust or the Investment Adviser. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of securities. These research services may be of benefit to the Investment Adviser or its affiliates in the management of accounts of other clients, or the accounts of the Investment Adviser and its affiliated companies, and may not in all cases benefit the Funds or the Portfolios. While such services are useful and important in supplementing the Investment Adviser's own research and facilities, the Investment Adviser believes the value of such services is not determinable and does not significantly reduce its expenses.

     The Investment Adviser serves as the investment adviser to other clients, including other series of the Trust, other investment funds and companies, and follows a policy of allocating investment opportunities and purchase and sale transactions equitably among its clients. In making such allocations, the primary factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, and the availability of cash for investment. This procedure may have an adverse effect on a client, including the Portfolios, in a particular transaction, but is expected to benefit all clients on a general basis.

     The Investment Adviser and its affiliates may invest in the same securities that are purchased for its clients. This at times may adversely affect the prices that can be obtained in transactions for the Portfolios or the availability of securities for purchase by the Portfolios. In the case of simultaneous orders to purchase or sell the same securities being handled by the Investment Adviser and involving a client account and the account of the Investment Adviser or one of its affiliates, client orders will be given preference so that client transactions will not be adversely affected by transactions being placed by the Investment Adviser for its own account or for the accounts of its affiliates. Investments made on behalf of the Investment Adviser or its affiliates are effected in transactions which are separate from any transactions for the accounts of clients in the same securities.

                                PURCHASING SHARES

     As described under "Purchasing Shares" in the Prospectuses, shares of the Funds other than CMG Institutional Series are offered for sale, without a sales charge, at the net asset value per share next computed after receipt of a purchase order by Cadre Securities, Inc., as distributor of the Funds' shares (the "Distributor"); and shares of CMG Institutional Series are offered for sale at the net asset value per share next computed after receipt of a purchase order by MR Beal & Co., as distributor of that Fund's shares. Net asset value is computed once daily for each Fund, on each day on which the Federal Reserve Bank of New York is open (each, a "Business Day"). See "Determination of Net Asset Value." The following table shows the calculation of the offering price of shares of the Funds as of March 31, 2001:

                                                                  SHARES
                                            NET ASSETS           OUTSTANDING              OFFERING PRICE
                                            ----------           -----------              --------------
Cadre Liquid Asset Fund -
   U.S. Government Series               $    57,221,828        $   57,221,828                 $1.00
Cadre Liquid Asset Fund -
   Money Market Series                       43,553,273            43,553,273                 $1.00
Cadre Affinity Fund -
   U.S. Government Series                    17,052,025            17,052,052                 $1.00
Cadre Affinity Fund -
   Money Market Series                       45,591,616            45,591,616                 $1.00
SweepCash U.S. Government
   Money Market Fund                          N/A                   N/A                        N/A
SweepCash Money Market Fund                   N/A                   N/A                        N/A
Cadre Reserve Fund -
   U.S. Government Series                    65,308,411            65,308,411                 $1.00
Cadre Reserve Fund -
   Money Market Series                      246,765,602           246,765,602                 $1.00
CMG Advisor Series                            N/A                   N/A                        N/A
CMG Institutional Series                      N/A                   N/A                        N/A


     Purchases by Check. Shares of the Funds may be purchased by check as described in the Prospectuses. If a check to purchase shares does not clear, the shares purchased may be redeemed by the Distributor and the investor will be responsible for any loss or expenses incurred by the Funds or the Distributor as a result of the redemption or non-clearance.

     Distribution Agreement for the Funds other than CMG Institutional Series. Cadre Securities, Inc. (the "Distributor") serves as the exclusive distributor of shares of the Funds other than CMG Institutional Series, pursuant to an amended and restated distribution agreement with the Trust dated as of June 17, 1998 (the "Distribution Agreement"). Pursuant to the Distribution Agreement, the Distributor is authorized to enter into selling agreements with securities dealers and other financial institutions for the distribution of shares. Shares of the Funds are available for purchase from the Distributor and from organizations which have entered into selling agreements. The Distributor may, from time to time, pay to such dealers and institutions, in connection with sales or the distribution of shares of the Funds, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid by any of the Funds and will not be an expense of the Funds.

     The Board of Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of the Investment Adviser or the Distributor, as defined by the 1940 Act (the "Independent Trustees"), approved the Distribution Agreement at a meeting held in person on June 17, 1998. The Distribution Agreement will remain in effect for an initial term of two years and may be continued in effect from year to year thereafter if approved annually by the Board of Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Funds, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. Certain of the Funds are authorized to bear expenses relating to the distribution of shares or the servicing of shareholder accounts, pursuant to a Rule 12b-1 plan. See "DISTRIBUTION PLAN for Cadre Affinity Fund -- U.S. Government Series, Cadre Affinity Fund -- Money Market Series, SweepCash U.S. Government Money Market Fund, SweepCash Money Market Fund and CMG Advisor Series." In the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under the 1933 Act.

     Cadre Securities, Inc. is a wholly-owned subsidiary of Ambac Capital Corporation, which in turn is a wholly-owned subsidiary of Ambac Financial Group, Inc. The address of Cadre Securities, Inc. is 905 Marconi Avenue, Ronkonkoma, New York 11779.

     Distribution Agreement for CMG Institutional Series. MR Beal & Co. (the "Distributor") serves as the exclusive distributor of shares of CMG Institutional Series, pursuant to a distribution agreement with the Trust dated as of [ ], 2001 (the "Distribution Agreement"). Pursuant to the Distribution Agreement, the Distributor is authorized to enter into selling agreements with securities dealers and other financial institutions for the distribution of Fund shares. Shares of the Fund are available for purchase from the Distributor and from organizations which have entered into selling agreements. The Distributor may, from time to time, pay to such dealers and institutions, in connection with sales or the distribution of shares of the Fund, material compensation or promotional incentives, in the form of cash or other compensation. Such compensation and incentives are not paid by the Fund and will not be an expense of the Fund.

     The Board of Trustees, including a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of the Investment Adviser or the Distributor, as defined by the 1940 Act (the "Independent Trustees"), approved the Distribution Agreement at a meeting held in person on [ ], 2001. The Distribution Agreement will remain in effect for an initial term of two years and may be continued in effect from year to year thereafter if approved annually by the Board of Trustees, including a majority of the Independent Trustees, by vote cast in person at a meeting called for such purpose. The Distribution Agreement may be terminated at any time, without penalty, by either party upon 60 days' written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act and the rules thereunder. Under the Distribution Agreement, the Distributor is required to bear all of the costs associated with distribution of shares of the Fund, including the incremental cost of printing its prospectus, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. The Fund is authorized to bear expenses relating to the distribution of shares or the servicing of shareholder accounts, pursuant to a Rule 12b-1 plan. See "DISTRIBUTION PLAN for CMG Institutional Series." In the Distribution Agreement, the Trust has agreed to indemnify the Distributor to the extent permitted by applicable law against certain liabilities under 1933 Act.

     The address of MR Beal & Co. is 67 Wall Street, 17th Floor, New York, NY 10005.

     Distribution Plan for Cadre Affinity Fund -- U.S. Government Series and Cadre Affinity Fund -- Money Market Series. The Trust has adopted a distribution plan (the "Distribution Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act that applies to Cadre Affinity Fund -- U.S. Government Series and Cadre Affinity Fund -- Money Market Series. Each of those Funds makes monthly payments to the Distributor in an amount computed at the annual rate of 0.10% of the Fund's average daily net assets to compensate the Distributor for distribution related services it provides to the Fund and expenses that it bears in connection with the distribution of shares of the Fund. These expenses may include, but are not limited to, payments made to membership associations and other organizations (each, an "Organization") whose members purchase shares of the Fund and which provide certain services either to shareholders of the Fund or to the Distributor. The Distributor may also make payments to banks and brokerage firms that sell or make available shares of the Fund to customers for providing shareholder related services. These services may include, but are not limited to, maintaining regular contact with customers that have purchased shares of the Fund, answering customer inquiries concerning the Fund, receiving and transmitting to the Distributor applications from persons seeking to become shareholders of the Fund and transmitting purchase and redemption requests.

     The amount of payments made under the Distribution Plans for Cadre Affinity Fund -- U.S. Government Series and Cadre Affinity Fund - Money Market Series for the period October 1, 2000 through March 31, 2001 were as follows:

     Cadre Affinity Fund - U.S. Government Series             $  9,428
     Cadre Affinity Fund - Money Market Series                $ 25,919

     Distribution Plan for SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund. The Trust has adopted a distribution plan (the "Distribution Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act that applies to SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund. Each of those Funds makes monthly payments to the Distributor in an amount computed at the annual rate of 0.25% of the Fund's average daily net assets to compensate the Distributor for distribution related services it provides to the Fund and expenses that it bears in connection with the distribution of shares of the Fund. These expenses may include, but are not limited to, payments made to membership associations and other organizations (each, an "Organization") whose members purchase shares of the Fund and which provide certain services either to shareholders of the Fund or to the Distributor. The Distributor may also make payments to banks and brokerage firms that sell or make available shares of the Fund to customers for providing shareholder related services. These services may include, but are not limited to, maintaining regular contact with customers that have purchased shares of the Fund, answering customer inquiries concerning the Fund, receiving and transmitting to the Distributor applications from persons seeking to become shareholders of the Fund and transmitting purchase and redemption requests.

     Distribution Plans for CMG Advisor Series and CMG Institutional Series. The Trust has adopted distribution plans (each, a "Distribution Plan") pursuant to the provisions of Rule 12b-1 under the 1940 Act that apply to CMG Advisor Series and CMG Institutional Series. Under the Distribution Plans, the CMG Advisor Series and CMG Institutional Series each compensates its Distributor for the services it provides in connection with the sale of the Fund's shares to investors ("Distribution Services") and, with respect to CMG Advisor Series, for furnishing or arranging for brokers, dealers and other financial institutions whose customers purchase shares of the Fund to provide account related services to shareholders ("Shareholder Services"). Shareholder Services provided by the Distributor and brokers, regarding the Fund and their accounts with the Fund, include providing shareholders with reports, information and services related to their Fund accounts.

     In consideration of the services provided by Cadre Securities, Inc., the distributor of CMG Advisor Series, the Trust has agreed on behalf of CMG Advisor Series to pay monthly fees to Cadre Securities, Inc. for Distribution Services, which fees are computed at the annual rate of 0.25% of the average net assets of CMG Advisor Series attributable to shares held by persons who have purchased shares through Cadre Securities, Inc. or through brokers, dealers or other financial institutions that have entered into selling agreements with Cadre Securities, Inc.; and for Shareholder Services, which fees are computed at the annual rate of 0.25% of the average net assets of CMG Advisor Series attributable to shares held by persons who have purchased shares through Cadre Securities, Inc. or through brokers, dealers or other financial institutions that have entered into selling agreements with Cadre Securities, Inc.

     In consideration of the services provided by MR Beal & Co., the distributor of CMG Institutional Investors Series, the Trust has agreed on behalf of CMG Institutional Series to pay monthly fees to MR Beal & Co. for Distribution Services and Shareholder Services, which fees are computed at the annual rate of 0.05% of the average net assets of CMG Institutional Series attributable to shares held by persons who have purchased shares through MR Beal & Co. or through brokers, dealers or other financial institutions that have entered into selling agreements with MR Beal & Co.

     The Distribution Plans for the Funds other than CMG Advisor Series and CMG Institutional Series were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans ("Qualified Trustees"), at a meeting held in person on December 6, 1998, and were amended and continued by action of the Board of Trustees (including the vote of a majority of the Qualified Trustees) at a meeting held in person on December 15, 1999. The Distribution Plans for CMG Advisor Series and CMG Institutional Series were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans ("Qualified Trustees"), at a meeting held in person on [ ], 2001. The plans may be continued in effect from year to year provided that each such continuance is approved annually by a vote of both a majority of the Qualified Trustees and the Board of Trustees in the manner specified by Rule 12b-1 under the 1940 Act. The Distribution Plans require that the Distributor provide the Board of Trustees and that the Board of Trustees review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plans. In addition, the Distribution Plans provide that the selection and nomination of Qualified Trustees shall be committed to the discretion of those Trustees, who are not "interested persons" (as defined by the 1940 Act) of the Trust, then in office.

     A Distribution Plan may be terminated at any time as to any of the Funds by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the affected Funds (as defined by the 1940 Act). A Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the holders of shares of the Funds involved and may not be materially amended in any other respect without a vote of the majority of both the Board of Trustees and the Qualified Trustees.

     Payments made by the Funds to the Distributor pursuant to the Distribution Plans are not directly tied to actual expenses incurred by the Distributor. Thus, the amount of payments made by a Fund during any year may be more or less than actual expenses relating to the Fund that are incurred by the Distributor. However, the Funds are not liable to pay any Fund related expenses incurred by the Distributor in excess of the amounts paid pursuant to a Distribution Plan.

     The Distribution Plans, as amended, were approved by the Board of Trustees based upon determinations that functions performed by the Distributor, brokers, dealers and other institutions, Organizations, brokerage firms and banks should help to make the Funds more attractive to investors and to provide a greater scope and quality of services to shareholders. This, in turn, may foster the distribution of shares of the Funds and the growth of assets of the Funds to levels which permit the Funds to achieve and maintain certain expense economies and to maintain asset levels to permit the effective investment of the Funds' assets. For these reasons, the Board of Trustees determined that there is a reasonable likelihood that each Distribution Plan, as amended, will benefit each of the Funds covered by that Plan and their respective shareholders.

     The Trustees and officers of the Trust who are directors, officers or employees of the Distributor, or of any company affiliated with or controlling the Distributor, may be deemed to have a direct or indirect interest in the operation of the Distribution Plans.


                              SHAREHOLDER ACCOUNTS

     Cadre Financial Services, Inc., in its capacity as transfer agent for the Funds (the "Transfer Agent"), maintains one or more accounts for each shareholder reflecting the amount of full and fractional shares of the Funds the shareholder owns. Shareholders are sent confirmations of each account transaction, and monthly statements showing account balances. The Trust does not issue certificates for shares of the Funds.

     Sub-Account Services. Special procedures have been designed for investors wishing to open multiple accounts to meet requirements regarding the segregation of funds or for accounting convenience. Individual sub-accounts may be opened at any time by written advice or by filing forms supplied by the Transfer Agent. Procedures are available to identify sub-accounts by name and number.

     When sub-accounts have been established, the Transfer Agent provides written confirmations of transactions in sub-accounts. The Transfer Agent also provides monthly statements setting forth the share balance of and the dividends and other distributions paid to each sub-account for the current month, as well as for the year-to-date. Further information on this service is available from the Transfer Agent.

     Minimum Account Balance. Under the Declaration of Trust, the Trust has the right to redeem all shares of a Fund held by a shareholder if as a result of one or more redemptions the aggregate value of shares held in the shareholder's account is less than $1 million or such lesser dollar amount as may be specified by the Trustees, which lesser amount may be no greater than the then applicable minimum initial investment amount in the Fund. There is currently no minimum account balance required for the Funds, other than Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series and CMG Institutional Series. As described in the Prospectuses of Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series and CMG Institutional Series, the Trust may effect a redemption of shares of those Funds if, as a result of one or more redemptions, the balance of an account is less than $1 million. Accounts in the Funds, other than Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series, and CMG Institutional Series are not presently subject to this redemption procedure because such funds do not presently impose a minimum initial investment requirement. However, an inactive account in the Funds other than Cadre Reserve Fund - U.S. Government Series, Cadre Reserve Fund - Money Market Series and CMG Institutional Series with no balance for a period of six months may be closed at the discretion of the Trust. The applicable procedures are described in the Prospectuses. The Trust is under no obligation to compel the redemption of any account.

     Shareholder Servicing Arrangement for CMG Advisor Series. Under a shareholder services plan, CMG Advisor Series has retained Cadre Securities, Inc. to serve as the shareholder servicing agent pursuant to the terms of a shareholder servicing agreement dated [__________], 2001 (the "Shareholder Servicing Agreement"). Pursuant to the Shareholder Servicing Agreement, CMG Advisor Series pays Cadre Securities, Inc. a monthly fee calculated at an annual rate of 0.25% of the CMG Advisor Series' average daily net assets.

     The Shareholder Servicing Agreement was approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees, at a meeting held in person on [____________], 2001. It has an initial term expiring [_____________], 2003, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. The Shareholder Servicing Agreement terminates automatically in the event of its "assignment" (as defined by the 1940 Act), and may be terminated by either party to the agreement without penalty.

     Under the shareholder services plan, Cadre Securities, Inc. will maintain regular contact with shareholders and answer their inquiries concerning the Fund and their accounts; maintain records showing the number of shares owned by shareholders; and send, or arrange to have sent, all shareholder communications from the Fund and the Trust. Cadre Securities, Inc. may enter into agreements to compensate brokers, dealers and other financial institutions whose customers purchase shares of the Fund and which provide these shareholder services on behalf of Cadre Securities, Inc. From its compensation under the shareholder services plan, Cadre Securities, Inc. makes payments to brokers, dealers and other financial institutions for providing these services based on the value of shares held by customers of the particular broker, dealer or other financial institution.

                                REDEEMING SHARES

     Redemption proceeds are normally paid as described in the Prospectuses. However, the payment of redemption proceeds by the Funds or the Portfolios may be postponed for more than seven days or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund or a Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund to determine fairly the value of its net assets, or (d) during any other period when the Securities and Exchange Commission (the "SEC"), by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist. In addition, in the event that the Board of Trustees determines that it would be detrimental to the best interests of remaining shareholders of a Fund or to investors in a Portfolio to pay any redemption or redemptions in cash, a redemption payment by a Fund or a Portfolio may be made in whole or in part by a distribution in kind of portfolio securities, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.

                               EXCHANGE PRIVILEGE

     As described under "Exchange Privilege" in each Fund's Prospectus, with the exception of the CMG Advisors Series and CMG Institutional Series Prospectuses, shareholders of each Fund may exchange their shares of that Fund for shares of one or more of the other Funds, based upon the relative net asset values per share of the Funds at the time the exchange is effected. The Funds currently do not impose any limitation on the frequency of exchanges, but may impose such limitations upon notice to shareholders.

                        DETERMINATION OF NET ASSET VALUE

     The Prospectuses describe the days on which the net asset value per share of the Funds are computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made. Net asset value is computed once daily, nominally as of 4:00 p.m. (Eastern time), on each day on which the Federal Reserve Bank of New York is open. The Federal Reserve Bank of New York currently observes the following holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day.

     Net asset value is computed as of the closing time of the U.S. government securities markets on days when the Public Securities Association recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays: Martin Luther King's Birthday, Presidents' Day, Memorial Day, Labor Day and Columbus Day, and the business days preceding the following holidays: Independence Day, Veterans Day, Thanksgiving Day, Christmas Day, and New Year's Day, and the Friday succeeding Thanksgiving Day.

     The value of a Portfolio's net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset values per share of the Funds are determined.

     In accordance with rules adopted by the SEC, the amortized cost method of valuation is used to determine the value of the investments held by each Portfolio. This method of valuation is used in seeking to maintain stable net asset values of $1.00 per share for the Portfolios and the Funds. However, no assurance can be given that the Portfolios or the Funds will be able to maintain stable share prices.

     Amortized cost involves valuing a security at its cost and amortizing any discount or premium over the period remaining until the maturity of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities. The market values of debt securities purchased by a Portfolio will generally fluctuate as a result of changes in prevailing interest rate level and other factors.

     In order to use the amortized cost method of valuation, the Portfolios are required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to purchase securities with remaining maturities of 397 days or less and to invest only in securities which have been determined by the Investment Adviser, under procedures adopted by the Board of Trustees, to present minimal credit risks and to be of eligible credit quality under applicable regulations.

     In addition, procedures have been adopted by the Board of Trustees which are designed to stabilize, to the extent reasonably possible, the prices of shares of the Portfolios and the Funds as computed for purposes of sales and redemptions at $1.00. These procedures include review by the Board of Trustees, at such intervals as it deems appropriate, to determine whether the net asset value per share calculated by using available market quotations deviates from the net asset value per share of $1.00 computed by using the amortized cost method. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be taken. The Board of Trustees will take such action as it deems appropriate to eliminate or to reduce, to the extent reasonably practicable, any material dilution or other unfair results which might arise from differences between the two valuation methods. Such action may include selling instruments prior to maturity to realize capital gains or losses or to shorten average maturity, redeeming shares in kind, withholding dividends, paying distributions from capital gains, or utilizing a net asset value per share based upon available market quotations.

                                      TAXES

     It is the policy of the Trust to distribute each fiscal year substantially all of each Fund's net investment income and net realized capital gains, if any, to shareholders. The Trust intends that the Funds will each qualify as a regulated investment company under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, a Fund will not be subject to federal income tax on that part of its net investment income and net realized capital gains which it distributes to its shareholders. To qualify for such tax treatment, a Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of stock and securities, and gains from the sale or other disposition of stock or securities and certain related income; and (b) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of the Fund's assets is represented by cash, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government Securities). Each Portfolio has elected to be treated as a partnership for federal income tax purposes and therefore believes that it will not be required to pay any federal or state income or excise taxes.

     The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gains, determined on a September 30th year end. The Trust intends to distribute the income and capital gains of the Funds in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

     Dividends of the Funds declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

                     INVESTMENT ADVISORY AND OTHER SERVICES

     The Investment Adviser, a Delaware corporation, with offices at 905 Marconi Avenue, Ronkonkoma, New York 11779, is a wholly-owned subsidiary of Ambac Capital Corporation which, in turn, is a wholly-owned subsidiary of Ambac Financial Group, Inc. ("Ambac"). Through its subsidiaries, Ambac is a leading insurer of municipal and structured finance obligations and a provider of investment contracts, interest rate swaps, and investment advisory and administration services to states, municipalities, and municipal authorities. Ambac is a publicly held company whose shares are traded on the New York Stock Exchange.

     Investment Advisory Agreement. Pursuant to an investment advisory agreement with the Trust dated June 17, 1998 (the "Advisory Agreement"), the Investment Adviser manages the investment of the assets of the Portfolios, and places orders for the purchase and sale of investments for the Portfolios. The Investment Adviser also provides or furnishes, at its own expense, such office space, facilities, equipment, clerical help, and other personnel and services as may reasonably be necessary to render the services under the Advisory Agreement. In addition, the Investment Adviser provides all necessary administrative services to the Portfolios, and pays the salaries of officers of the Trust and any fees and expenses of Trustees of the Trust who are also officers, directors or employees of the Investment Adviser, or who are officers or employees of any company affiliated with the Investment Adviser, and bears the cost of telephone service, heat, light, power and other utilities associated with the services it provides. As compensation for services rendered and expenses assumed by the Investment Adviser, the Advisory Agreement provides for the payment by each Portfolio of a monthly fee to the Investment Adviser, which fee is calculated daily and computed at the annual rate of 0.06% of the net assets of the U.S. Government Money Market Portfolio and at the following annual rates of the net assets of the Money Market Portfolio:

         0.08% on the first $1.5 billion of average daily net assets 0.075% on the next $500 million of average daily net assets 0.07% on the next $500 million of average daily net assets 0.065% on the next $500 million of average daily net assets 0.06% on the average daily net assets in excess of $3 billion

     As investors in the Portfolios, the Funds and their shareholders indirectly bear this fee.

     Prior to December 21, 1998, Cadre Liquid Asset Fund - U.S. Government Series invested its assets directly in money market instruments and did not invest in the Government Money Market Portfolio.

     Investment Advisory fees payable to the Investment Adviser by each of the Funds (including each Fund's share of investment advisory fees payable by the Portfolios) pursuant to the investment advisory agreement that was in effect for each period shown below were as follows:




                                                                                                 REIMBURSED
                                                              FEES PAYABLE      FEES WAIVED       EXPENSES
                                                              ------------      -----------       --------
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended October 31, 1997                    $   157,391       $  119,029       $     70,147
For the fiscal year ended October 31, 1998                    $   160,337       $        0       $          0
For the fiscal year ended October 31, 1999                    $    46,411       $        0       $     36,348
For the fiscal year ended September 30, 2000                  $    19,306       $        0       $      3,556
For the period ended March 31, 2001                           $     7,645       $        0       $          0

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
May 3, 1999 (commencement of operations)
through October 31, 1999                                      $    15,503       $        0       $     49,221
For the fiscal year ended September 30, 2000                  $    28,247       $        0       $      2,430
For the period ended March 31, 2001                           $     9,650       $        0       $          0

CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
May 3, 1999 (commencement of operations)
through October 31, 1999                                      $     8,423       $        0       $     39,150
For the fiscal year ended September 30, 2000                  $    14,039       $        0       $        389
For the period ended March 31, 2001                           $     2,553       $        0       $          0

CADRE AFFINITY FUND - MONEY MARKET SERIES
May 3, 1999 (commencement of operations)
through October 31, 1999                                      $    18,382       $        0       $     29,610
For the fiscal year ended September 30, 2000                  $    49,476       $        0       $      3,500
For the period ended March 31, 2001                           $     9,253       $        0       $          0
                                                              $                 $                $
CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
January 5, 1999 (commencement of operations)
through October 31, 1999                                      $    45,843       $        0       $    106,236
For the fiscal year ended September 30, 2000                  $    29,006       $        0       $      7,852
For the period ended March 31, 2001                           $     9,826       $        0       $          0






                                      -19-



CADRE RESERVE FUND - MONEY MARKET SERIES
May 19, 1999 (commencement of operations)
through October 31, 1999                                      $     2,880       $        0       $     54,177
For the fiscal year ended September 30, 2000                  $    40,241       $        0       $      2,128
For the period ended March 31, 2001                           $    52,542       $        0       $          0





     The SweepCash U.S. Government Money Market Fund, the SweepCash Money Market Fund, CMG Advisor Series and CMG Institutional Series have not commenced operations as of the date of this Statement of Additional Information.

     The Advisory Agreement requires that the Investment Adviser use its best efforts in the supervision and management of the investment activities of the Portfolios and in providing services, and provides that the Adviser shall not be liable to the Trust, the Portfolios or shareholders for any error in investment judgment, or in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its obligations hereunder, for any mistake of law or for any act or omission by the Adviser. The Advisory Agreement in no way restricts the Investment Adviser from acting as investment adviser to others.

     The Advisory Agreement was approved by the Board of Trustees, including a majority of the Independent Trustees, who are not parties to the Advisory Agreement or interested persons of the Investment Adviser, for an initial term expiring June 17, 2000 at a meeting held in person on June 17, 1998. The Advisory Agreement was also approved by the shareholders of Cadre Liquid Asset Fund - U.S. Government Series, the then sole operating series of the Trust, on October 30, 1998. The Agreement may be continued in effect from year to year after its initial term upon the approval of the holders of shares of each Portfolio or the approval of the Board of Trustees. In seeking such approval by the holders of shares of each Portfolio, each of the Funds will seek instructions from its shareholders as to how that Fund's shares of the applicable Portfolio will be voted and will vote its shares of that Portfolio in accordance with those instructions. Similar instructions will also be sought by any other series of the Trust and by each other registered investment company that may invest its assets in a Portfolio. In the case of certain other investment funds that invest in a Portfolio, such funds may vote their shares of that Portfolio either in accordance with the same procedures or in the same proportion as the shares of other holders of shares of such Portfolio are voted. Each annual continuance of the Advisory Agreement also requires approval by a vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. The Advisory Agreement may be terminated at any time, without penalty, on 60 days' written notice by the Board of Trustees of the Trust, by vote of the holders of a majority (as defined in the 1940 Act) of the outstanding securities of a Portfolio, or by the Investment Adviser. The Advisory Agreement provides for its automatic termination in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

     The Trust has acknowledged that the name "Cadre" is a property right of the Investment Adviser and other affiliates of Ambac, and has agreed that the Investment Adviser and its affiliated companies may use and permit others to use that name. If the Advisory Agreement is terminated, the Trust may be required to cease using the name Cadre as part of its name or the name of any series of the Trust unless otherwise permitted by Ambac or any successor to its interest in such name.

     Administration Agreement. The Investment Adviser provides administration services to the Funds, pursuant to an administration agreement with the Trust dated August 1, 1997, as amended on November 1, 1998 (the "Administration Agreement"). Pursuant to the Administration Agreement, the Investment Adviser provides the Funds with various administrative services required in connection with the operations of the Trust and the Funds. These services include, among other things: accounting services and the maintenance of required books and records, valuation of assets and the calculation of the net asset values per share of the Funds, preparation of financial statements and regulatory filings, tax assistance in the preparation and review of tax returns, monitoring of investment compliance and the preparation of materials for meetings of the Board of Trustees and shareholders. Under the Administration Agreement, the Investment Adviser is required to provide persons affiliated with the Investment Adviser to serve as officers of the Trust and to maintain such office facilities as necessary to provide the administrative services it furnishes to the Trust. The Prospectuses contain a description of the fees payable to the Investment Adviser under the Administration Agreement.

     The Administration Agreement has a term expiring August 1, 2001, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Administration Agreement terminates automatically in the event of its "assignment," as defined by the 1940 Act and the rules thereunder, and may be terminated by either party without penalty on not less than 60 days' written notice. The agreement also provides that neither the Investment Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the Investment Adviser's performance of its obligations and duties under the agreement, except for those resulting from its willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its duties.

     Under the Administration Agreement, the Investment Adviser has agreed to pay or absorb the operating expenses of each Fund (except for SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund) (including any fees or expense reimbursements payable to the Investment Adviser or any affiliate of the Investment Adviser pursuant to such Agreement or any other agreement, but excluding interest, taxes, brokerage commissions, litigation expenses and extraordinary expenses of each Fund) ("Operating Expenses"), and including each Fund's share of the Operating Expenses of the Portfolio in which the Fund invests, which exceed in the aggregate the following per annum rates as a percentage of a Fund's average daily net assets (the "Expense Limitation"):

                                             EXPENSE LIMITATION
                                           (% OF A FUND'S AVERAGE
            NAME OF FUND                      DAILY NET ASSETS)
            ------------                      -----------------

Cadre Liquid Asset Fund -
     U.S. Government Series                         0.65%
Cadre Liquid Asset Fund -
     Money Market Series                            0.67%
Cadre Affinity Fund -
     U.S. Government Series                         0.75%
Cadre Affinity Fund -
     Money Market Series                            0.57%
Cadre Reserve Fund -
     U.S. Government Series                         0.23%
Cadre Reserve Fund -
     Money Market Series                            0.25%
CMG Advisor Series                                  0.80%
CMG Institutional Series                            0.35%

     The Expense Limitation will remain in effect as to each Fund unless and until the Board of Trustees of the Trust approves its modification or termination; provided, however, that the Expense Limitation will terminate as to a Fund in the event that any agreement now in effect between the Trust on behalf of such Fund and the Investment Adviser (or any affiliate of the Investment Adviser) (including for this purpose any agreement between the Trust, on behalf of any series of the Trust in which such Fund invests substantially all of its assets, and the Investment Adviser or any affiliate of the Investment Adviser) is terminated by the Trust without the consent of the Investment Adviser or the Investment Adviser affiliate that is a party to such agreement.

     The Trust, on behalf of each Fund subject to the Expense Limitation, will carry forward, and has agreed to reimburse the Investment Adviser for, any Operating Expenses of such Fund in excess of the Expense Limitation that are paid or assumed by the Investment Adviser pursuant to the agreement set forth in the paragraph above, regardless of the year in which such excess expenses were incurred. This reimbursement will be made as promptly as possible, and to the maximum extent permissible, without causing the Operating Expenses of the applicable Fund for any year to exceed the Expense Limitation. This agreement of the Trust to reimburse the Investment Adviser for excess expenses of any Fund paid or absorbed by the Investment Adviser will terminate in the event the Investment Adviser or any affiliate of the Investment Adviser terminates any agreement now in effect between the Trust on behalf of such Fund and the Investment Adviser (or any affiliate of the Investment Adviser) (including for this purpose any agreement between the Trust, on behalf of any series in which such Fund invests substantially all of its assets, and the Investment Adviser or any affiliate of the Investment Adviser) without the consent of the Trust.

     Administration fees payable to the Administrator by each of the Funds pursuant to the administrative agreement that was in effect for each period shown below were as follows:




                                                                  FEES PAYABLE       FEES WAIVED
                                                                  ------------       -----------
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
For the period November 1, 1996 through July 31, 19971            $    44,753        $        0
For the period August 1, 1997 through October 31, 1997            $    36,303        $   18,551
For the fiscal year ended October 31, 1998                        $   106,892        $   64,727
For the fiscal year ended October 31, 1999                        $   101,568        $   24,064
For the fiscal year ended September 30, 2000                      $    61,322        $   54,329
For the period ended March 31, 2001                               $    42,153        $        0

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
For the fiscal year ended October 31, 1999                        $    36,830        $   36,830
For the fiscal year ended September 30, 2000                      $    67,121        $   21,172
For the period ended March 31, 2001                               $    44,240        $        0

CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES                      $    26,651        $   26,651
For the fiscal year ended October 31, 1999
For the fiscal year ended September 30, 2000                      $    44,435        $   15,320
For the period ended March 31, 2001                               $    17,913        $        0

CADRE AFFINITY FUND - MONEY MARKET SERIES
For the fiscal year ended October 31, 1999                        $    36,349        $   36,349
For the fiscal year ended September 30, 2000                      $   117,581        $        0
For the period ended March 31, 2001                               $    54,843        $        0

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended October 31, 1999                        $    73,618        $   73,618
For the fiscal year ended September 30, 2000                      $    48,476        $   44,021
For the period ended March 31, 2001                               $    30,972        $   36,858

CADRE RESERVE FUND - MONEY MARKET SERIES
For the fiscal year ended October 31, 1999                        $     3,601        $    3,601
For the fiscal year ended September 30, 2000                      $    49,435        $   45,624
For the period ended March 31, 2001                               $   117,132        $   46,193


     SweepCash U.S. Government Money Market Fund, SweepCash Money Market Funds, CMG Advisor Series and CMG Institutional Series have not commenced operations as of the date of this Statement of Additional Information.

     Transfer Agent Agreement. The Investment Adviser serves as the transfer agent of the Funds and the Portfolios pursuant to the terms of an amended transfer agent agreement dated November 2, 1998. Each of the Funds pays fees to the Investment Adviser for transfer agency services. With respect to each Fund these fees are computed at the annual rate of 0.05% of the first $250 million of such Fund's net assets, 0.04% on the next $750 million of net assets, and 0.03% of net assets exceeding $1 billion. No fee is paid by the Portfolios for ,transfer agent services.




--------

1 These fees were paid to the former administrator of the Trust, which is not affiliated with the Investment Adviser.

     Fees payable to the Investment Adviser for transfer agent services for the periods shown below were as follows:



                                                            FEES PAYABLE       FEES WAIVED
                                                            ------------       -----------
CADRE LIQUID ASSET FUND - U.S. GOVERNMENT SERIES
August 1, 1997 through October 31, 1997                     $    18,152        $    9,276
For the fiscal year ended October 31, 1998                  $    53,446        $        0
For the fiscal year ended October 31, 1999                  $    29,944        $        0
For the fiscal year ended September 30, 2000                $    16,137        $        0
For the period ended March 31, 2001                         $    11,093        $        0

CADRE LIQUID ASSET FUND - MONEY MARKET SERIES
For the fiscal year ended October 31, 1999                  $     9,692        $    5,288
For the fiscal year ended September 30, 2000                $    17,664        $        0
For the period ended March 31, 2001                         $    11,642        $        0

CADRE AFFINITY FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended October 31, 1999                  $     7,013        $    7,013
For the fiscal year ended September 30, 2000                $    11,693        $        0
For the period ended March 31, 2001                         $     4,714        $        0

CADRE AFFINITY FUND - MONEY MARKET SERIES
For the fiscal year ended October 31, 1999                  $    11,500        $        0
For the fiscal year ended September 30, 2000                $    30,942        $        0
For the period ended March 31, 2001                         $    14,433        $        0

CADRE RESERVE FUND - U.S. GOVERNMENT SERIES
For the fiscal year ended October 31, 1999                  $    36,809        $   36,809
For the fiscal year ended September 30, 2000                $    24,238        $        0
For the period ended March 31, 2001                         $    15,486        $        0

CADRE RESERVE FUND - MONEY MARKET SERIES
For the fiscal year ended October 31, 1999                  $     1,800        $    1,800
For the fiscal year ended September 30, 2000                $    24,720        $        0
For the period ended March 31, 2001                         $    58,714        $        0




SweepCash U.S. Government Money Market Fund, SweepCash Money Market Funds, CMG Advisor Series and CMG Institutional Series have not commenced operations as of the date of this Statement of Additional Information.


                              TRUSTEES AND OFFICERS
     The Board of Trustees has the overall responsibility for monitoring the operations of the Trust, the Funds and the Portfolios and for supervising the services provided by the Investment Adviser and other organizations. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds.

     Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.



NAME, POSITION WITH TRUST,               PRINCIPAL OCCUPATIONS
AGE AND ADDRESS                          DURING LAST FIVE YEARS
---------------                          ----------------------

William T. Sullivan, Jr.                 Chairman,
Trustee, Chairman, 56                    Cadre Financial Services, Inc. and Cadre
905 Marconi Avenue                       Securities, Inc. (brokerage services)
Ronkonkoma, NY 11779-7255

Richard J. Anderson                      Minnesota School Boards Association,
Trustee, 48                              Executive Director; Ex Officio Trustee and Secretary to the
Executive Director MSBA                  Minnesota  School District Liquid Asset Fund Plus
1900 West Jefferson Avenue
St. Peter, MN 56082-3015

*Frank J. Bivona                         Vice Chairman and Chief Financial Officer,
Trustee,  45                             Ambac Financial Group, Inc.
Ambac Financial Group, Inc.
One State Street Plaza
New York, New York 10004

*Kevin J. Burke                          Chief Executive Officer, Cadre Financial Services, Inc. and
Trustee, 53                              Cadre Securities, Inc. (2001) Senior Vice President - Sales,
905 Marconi Avenue                       Mitchell Hutchins Institutional Investors (1996-2000).
Ronkonkoma, NY 11779

Harvey A. Fein                           Chief Financial Officer, Molina
Trustee, 54                              Medical Centers; formerly, independent
2238 Glendon Avenue                      financial consultant (1994-1995) and
Los Angeles, California 90064            Director of Finance, Blue Cross of
                                         California - Wellpoint Health Networks

Michael P. Flanagan                      County Superintendent of Schools,
Trustee, 51                              Executive Director of Michigan Association of School
8975 Tamarack Court                      Administrators (2001), Wayne Regional Educational  Services
Plymouth, MI 48170                       Agency, adjunct professor, Wayne State University; County
                                         Library Board,  Wayne County Michigan; Governor's Reading
                                         Council, State of Michigan.

Russell E. Galipo                        Retired
Trustee, 69
4538 Alpine Drive
Lakeland, Florida  33801-0502

*C. Roderick O'Neil                      Chairman, O'Neil Associates (investment
Trustee, 70                              and financial consulting firm);
375 Park Avenue                          Director, Fort Dearborn
Suite 2602                               Income Securities, Inc. and Beckman
New York, New York  10152                Instruments, Inc.; Trustee,  Memorial
                                         Drive Trust (finance)




                                      -25-


William J. Reynolds, Esq.                Retired
Trustee, 78
51 Fox Run Court
Newington, CT 06111

Don Irvin Tharpe                         Executive Director, Association of School
Trustee, 49                              Business Officials International;
3105 Franklins Way                       formerly, Chairman and Trustee,
Herndon, Virginia 22071                  Investment Services for Education Trust

Anne G. Gill, Esq.                       First Vice President
Secretary, 38                            Corporate Secretary and
One State Street Plaza                   Assistant General Counsel
New York, New York 10004                 Ambac Financial Group, Inc.

Roderick W. Ryan                         Assistant Vice President
Assistant Secretary, 29                  and Assistant Secretary,
905 Marconi Avenue                       Cadre Financial Services, Inc. (July 2000 - Present),
Ronkonkoma, NY 11779                     Legal Assistant at Peak Counsel (January, 1999 - July, 2000),
                                         Project Manager at Update Staffing
                                         (April 1998 - December 1998), student
                                         prior to this time

Peter Poillon                            First Vice President and Corporate Controller
Treasurer, 41                            Ambac Financial Group, Inc.
One State Street Plaza
New York, New York 10004

Danielle Buell                           Vice President and Controller
Assistant Treasurer, 31                  Cadre Financial Services, Inc.
905 Marconi Avenue
Ronkonkoma, NY 11779



* Trustee who is an "interested person" of the Trust, as defined in the 1940
  Act.



     Except as otherwise indicated above, the address of each Trustee and officer of the Trust is 905 Marconi Avenue, Ronkonkoma, New York 11779. Mr. Sullivan, Mr. Bivona, and Mr. O'Neil are Trustees who are "interested persons" of the Trust, as defined in the 1940 Act, by virtue of their affiliations with the Investment Adviser or companies affiliated with the Investment Adviser.


     Trustees who are not employees of the Investment Adviser or one of its affiliated companies are paid fees by the Trust. Such Trustees are paid an annual retainer of $5,000 and receive an attendance fee of $750 for each meeting of the Board of Trustees they attend. If such Trustees serve as members of the Audit Committee or the Nominating Committee they receive an attendance fee of $750 for each Audit Committee and Nominating Committee meeting they attend, with the Chairman of the Audit Committee and the Chairman of the Nominating Committee receiving an additional $1,000 annual fee. The Audit Committee is comprised of four of the Independent Trustees. The Nominating Committee is comprised of three Independent Trustees. Officers of the Trust receive no compensation from the Trust. All Trustees who are not employees of the Investment Adviser or its affiliated companies are reimbursed for reasonable out-of-pocket expenses incurred in connection with the performance of their responsibilities, including travel related expenses. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Trust and the Fund.

     The following table sets forth certain information regarding the compensation received by the Trustees of the Trust for the fiscal year ending September 30, 2000.




                               COMPENSATION TABLE



                                                           PENSION OR RETIREMENT            TOTAL
                                        AGGREGATE               BENEFITS                COMPENSATION
                                      COMPENSATION           ACCRUED AS PART          FROM TRUST PAID
           NAME OF PERSON              FROM TRUST           OF FUND EXPENSES             TO TRUSTEE
           --------------             ------------         ---------------------      ---------------

Richard J. Anderson                   $         0            $          0             $           0
Frank J. Bivona                       $                      $          0             $           0
Harvey A. Fein                        $                      $          0             $           0
Michael P. Flanagan                   $    11,250            $          0             $      11,250
Russell E. Galipo                     $    10,500            $          0             $      10,500
C. Roderick O'Neil                    $     8,000            $          0             $       8,000
William J. Reynolds                   $    10,250            $          0             $      10,250
William T. Sullivan, Jr.              $         0            $          0             $           0
Don I. Tharpe                         $     8,000            $          0             $       8,000




                                    EXPENSES

     All expenses of the Trust, the Funds and the Portfolios not expressly assumed by the Investment Adviser or the Distributor are paid by the Trust. The Funds bear pro rata portions of the expenses of the Trust and the Portfolios. Expenses borne by the Trust, the Funds and the Portfolios include, but are not limited to: fees for investment advisory and administration services, the fees and expenses of any registrar, custodian, accounting agent, transfer agent or dividend disbursing agent; brokerage commissions; taxes; registration costs of the Trust and its shares under federal and state securities laws; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of the Investment Adviser or any affiliate of the Investment Adviser; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing shares of the Trust; fees and expenses of legal counsel; fees and expenses of the Trust's independent auditors; membership dues of industry associations; interest on Trust borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto). As described under "Investment Advisory and Other Services -- Administration Agreement," the Investment Adviser has agreed to pay or absorb certain expenses of the Funds and the Trust, on behalf of the Funds, has agreed to reimburse the Investment Adviser for amounts paid or absorbed pursuant to this agreement, subject to certain conditions and limitations.

                             PERFORMANCE INFORMATION

     Calculation of Yield. The Funds may publish quotations of "current yield" and "effective yield" in advertisements, sales materials and shareholder reports. Current yield is the simple annualized yield for an identified seven calendar day period. This yield calculation is based on a hypothetical account having a balance of exactly one share of a Fund at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. Yield will vary as interest rates and other conditions change. The seven-day yield and seven-day effective yield for each of the Funds as of March 31, 2001 were as follows:


                                                                SEVEN-DAY           EFFECTIVE
                                                                ---------           ---------

Cadre Liquid Asset Fund - U.S. Government Series                  4.43%              4.52%
Cadre Liquid Asset Fund - Money Market Series                     4.56%              4.66%
Cadre Affinity Fund - U.S. Government Series                      4.32%              4.41%
Cadre Affinity Fund - Money Market Series                         4.65%              4.76%
Cadre Reserve Fund - U.S. Government Series                       4.90%              5.01%
Cadre Reserve Fund - Money Market Series                          5.01%              5.14%


     Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of the Fund. For the fiscal year ended September 30, 2000, the Investment Adviser had voluntarily agreed to waive its fees and to reimburse certain expenses of each Fund. The yield of each series quoted above reflects the effect of this fee waiver and reimbursement of expenses without which the yield would have been lower.

     Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Effective yield = [(base period return + 1)365/7 ]-1

     Calculation of Total Return. The Funds may also disseminate quotations of their average annual total return and other total return data from time to time. Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account. The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment amount, for various periods.

     Total return quotations will be computed in accordance with the following formula, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted:

         P(1+T) = ERVn
Where:        P =  a hypothetical initial payment of $1,000
              T =  average annual total return
              n =  number of years
       ERV      = ending redeemable value of the hypothetical $1,000 payment made at the beginning of the period.

Actual annual or annualized total return data generally will be lower than average annual total return data because the average rates of return reflect compounding of return. Aggregate total return data, which is calculated according to the following formula, generally will be higher than average annual total return data because the aggregate rates of return reflect compounding over longer periods of time:

                           ERV - P
                           -------
                           P

Where:        P =  a hypothetical initial payment of $1,000
            ERV = ending redeemable value of the hypothetical $1,000
                  payment made at the beginning of the period.

     Yield and total return quotations are based upon the historical performance of the Funds and are not intended to indicate future performance. The yield and total return of the Funds fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in the Funds' expenses.

                               GENERAL INFORMATION

     Organization. The Trust is a Delaware business trust that was organized on June 27, 1995 as Ambac Treasurers Trust. On June 10, 1997, the Trust changed its name to Cadre Institutional Investors Trust.

     Description of Shares. Interests in the Funds are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares, and may issue shares in series, with each series representing interests in a separate portfolio of investments (a "series"). As of the date of this Statement of Additional Information, there were twelve series of the Trust: Government Money Market Portfolio; Money Market Portfolio; Cadre Liquid Asset Fund - U.S. Government Series; Cadre Liquid Asset Fund - Money Market Series; Cadre Affinity Fund - U.S. Government Series; Cadre Affinity Fund - Money Market Series; SweepCash U.S. Government Money Market Fund; SweepCash Money Market Fund; Cadre Reserve Fund - U.S. Government Series; Cadre Reserve Fund - Money Market Series; CMG Advisor Series; and CMG Institutional Series. Shares of the Government Money Market Portfolio and the Money Market Portfolio may be held only by other series of the Trust (including the Funds) and by certain other investment funds.

     Each share of each Fund represents an equal proportionate interest in that Fund with each other share of that Fund, without any priority or preference over other shares. All consideration received from the sale of shares of a particular Fund, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund. As such, the interest of shareholders in each Fund is separate and distinct from the interest of shareholders of the other Funds, and shares of a Fund are entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board of Trustees. The assets of each Fund and each other series of the Trust (including the Portfolios) are segregated on the Trust's books and are charged with the expenses and liabilities of that Fund or series; a pro rata share of the general expenses and liabilities of the Trust not attributable solely to any particular series; and, in the case of the Funds which invest in a Portfolio, a pro rata share of the expenses and liabilities of the applicable Portfolio. The Board of Trustees determines those expenses and liabilities deemed to be general expenses and liabilities of the Trust, and these items are allocated among Funds and other series of the Trust in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.

     As of May 15, 2001, Molina Healthcare of Washington, Inc. may be deemed to control the Cadre Reserve Fund - U.S. Government Series by virtue of owning more than 25% of the outstanding shares of the series. Molina Healthcare of Washington, Inc. currently holds 45.32% of the outstanding shares in the aforementioned series. These control relationships will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the series. Through the exercise of voting rights with respect to shares of the series, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required. Molina Healthcare of Washington, Inc., of P.O. Box 3387, Bellevue, WA 98009-3387 is organized under the laws of the State of Washington.

     As of May 15, 2001, Illinois Municipal League Risk Management Association at P.O. Box 5180, Springfield, IL may be deemed to control the Cadre Affinity Fund - U.S. Government Series by virtue of owning more than 25% of the outstanding shares of the series. Illinois Municipal League Risk Management Association currently holds 30.86% of the outstanding shares in the Affinity Fund - U.S. Government Series. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the series. Through the exercise of voting rights with respect to shares of the series, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

     As of May 15, 2001, Community Hospital Foundation may be deemed to control the Cadre Liquid Asset Fund - Money Market Series by virtue of owning more than 25% of the outstanding shares of the series. Community Hospital Foundation currently holds 28.21% of the outstanding shares in the Cadre Liquid Asset Fund
- Money Market Series. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the series. Through the exercise of voting rights with respect to shares of the series, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

     As of May 15, 2001, City of Reading may be deemed to control the Cadre Liquid Asset Fund - U.S. Government Series by virtue of owning more than 25% of the outstanding shares of the series. City of Reading currently holds 52.89% of the outstanding shares in the Liquid Asset Fund - U.S. Government Series. This control relationship will continue to exist until such time as the above-described share ownership represents 25% or less of the outstanding shares of the series. Through the exercise of voting rights with respect to shares of the series, the controlling persons set forth above may be able to determine the outcome of shareholder voting on matters as to which approval of shareholders is required.

     As of May 15, 2001, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Liquid Asset Fund - Money Market Series:

         Community Hospital Foundation               28.21%
         P.O. Box HH
         Monterey, CA 93942-108599

         Community Hospital                          11.61%
         of the Monterey Peninsula
         P.O. Box HH
         Monterey, CA 93942-108599

         Sharp Community Medical Group               11.40%
         of the Monterey Peninsula
         P.O. Box HH
         Monterey, CA 93942-108599

         Chinese Hospital Association                10.71%
         845 Jackson Street
         San Francisco, CA 94133

     As of May 15, 2001, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Liquid Asset Fund - U.S. Government Series:

         City of Reading                             52.89%
         Treasury Department
         815 Washington Street
         Reading, PA 19601-3690

         Sequoia Healthcare District                 7.53%
         170 Alameda De Las Pulgas
         Room 114
         Redwood City, CA 94062

         Molina Healthcare of Washington, Inc.       7.30%
         P.O. Box 3387
         Bellevue, WA 98009-3387

     As of May 15, 2001, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Affinity Fund - Money Market Series:

         Physician Association                       24.62%
         Greater San Gabriel Valley
         P.O. Box 6027
         Pasadena, CA 91102

         Molina Healthcare of California.            22.68%
         One Golden Shore Drive
         Long Beach, CA 90802

         Freeman Medical Group, Inc.                  5.73%
         6077 Bristol Parkway
         Culver City, CA 90230

     As of May 15, 2001, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Affinity Fund - U.S. Government Series:

         Illinois Municipal League Risk              30.86%
         Management Association
         P.O. Box 5180
         Springfield, IL 62705

         Madison County                              9.83%
         School  System
         329 Kingston Big Hill Road
         Berea, KY 40403

         Kentucky School                             8.06%
         Boards Insurance Trust
         260 Democrat Drive
         Frankfort, KY 40601-9214

         Village of Palatine                         5.99%
         200 East Wood Street
         Palatine, IL 60067-5339

     As of May 15, 2001, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Reserve Fund - Money Market Series:

         Ambac Financial Group, Inc.1                73.27%
         1 State Street Plaza
         New York, NY 10004

         Molina Healthcare of California             7.99%
         One Golden Shore Drive
         Long Beach, CA 90802

     As of May 15, 2001, the following entities owned of record or are known by the Trust to own beneficially 5% or more of the outstanding shares of Cadre Reserve Fund - U.S. Government Series:

         Molina Healthcare                           45.32%
         of Washington, Inc.
         P.O. Box 3387
         Bellevue, WA 98009-3387

         City of Bridgeport                          13.86%
         45 Lyons Terrace
         Bridgeport, CT 06604

         City of Harvey                              11.61%
         1530 Broadway
         Harvey, IL  60426

         Town of Suffield                            7.84%
         83 Mountain Road
         Suffield, CT 06078

     The Portfolios. The Portfolios are organized as separate series of the Trust. Investors in the Portfolios may include the Funds and other series of the Trust, other registered investment companies (or series thereof), and certain other types of investment funds. Each investor in the Portfolios, including the Funds, may add to or reduce its investment in the Portfolios on each Business Day. At 4:00 p.m. Eastern time on each such Business Day, the net asset value per share of a Portfolio is determined. On days for which the Public Securities Association recommends an early closing of the U.S. government securities markets, the computation of net asset value per share will be made as of such earlier closing time, rather than as of 4:00 p.m.


     Trustee and Officer Liability. Under the Trust's Declaration of Trust and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties.


1 Ownership percentage includes direct ownership and indirect beneficial ownership of the shares of the series owned by subsidiaries of Ambac Financial Group Inc., including Ambac Assurance Corporation and Connie Lee.

     Shareholder Liability. Under Delaware law, shareholders of the Fund could, under certain circumstances, be held personally liable for the obligations of the Trust but only to the extent of the shareholder's investment. However, the Declaration of Trust disclaims liability of shareholders, Trustees or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and should be considered remote.


     Independent Auditors. KPMG LLP, 757 Third Avenue, New York, New York 10017, are the independent auditors of the Trust. The independent auditors are responsible for auditing the financial statements and preparing the tax returns of the Funds and the Portfolios. The selection of the independent auditors is approved annually by the Board of Trustees.


     Custodian. U.S. Bank National Association, U.S. Bank Place, 601 Second Avenue South, Minneapolis, Minnesota 55402, serves as custodian of the Trust's assets and maintains custody of the cash and investments of the Funds and the Portfolios. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000).


     Shareholder Reports. Shareholders of the Trust are kept fully informed through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the activities of the Funds. The financial statements of the Funds and the Portfolios are audited each year by the Trust's independent auditors.


     Legal Counsel. Schulte Roth & Zabel LLP, New York, New York, serves as counsel to the Trust.


     Registration Statement. This Statement of Additional Information and the Prospectuses do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.


     Financial Statements. The information set forth below is hereby incorporated herein by reference:


     (1) The audited financial statements, together with the notes thereon and Independent Auditors' Report thereon set forth on pages 4 through 16 of Cadre Institutional Investors Trust -- U. S. Government Series Annual Report for the fiscal year ended September 30, 2000, which was filed with the SEC on November 28, 2000;

     (2) The audited financial statements, together with the notes thereon and Independent Auditors' Report thereon set forth on pages 4 through 16 of Cadre Institutional Investors Trust -- Money Market Series Annual Report for the fiscal year ended September 30, 2000, which was filed with the SEC on November 28, 2000.

                                     PART C

                                OTHER INFORMATION

ITEM 23.  Exhibits.

Exhibit
Number     Description
------     -----------

23(a)1 Amended and Restated Declaration of Trust, dated June 17, 1998, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

23(a)2 Certificate of Designation, dated June 17, 1998, establishing additional series of Registrant, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

23(a)3 Certificate of Designation, dated December 16, 1998, changing the names of certain series and establishing an additional series of Registrant, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

23(a)4 Certificate of Designation, dated March 10, 1999, changing the names of certain series, previously filed as Exhibit 23(a) 4 to Post-Effective Amendment No.7 on February 28, 2000.

23(a)5 Certificate of Designation, dated [___________], 2001, establishing additional series of Registrant, filed herewith.

23(b) By-Laws of Registrant, as amended and restated through December 20, 2000, previously filed as an exhibit to Post-Effective Amendment No. 8, on February 26, 2001.

23(c) Instruments defining rights of holders of the securities being offered, previously filed as Exhibit 4 to Post-Effective Amendment No. 2, February 28, 1997.

23(d) Form of Investment Advisory Agreement between Registrant and Cadre Financial Services, Inc, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

23(e)1 Amended Distribution Agreement between Registrant and Cadre Securities, Inc., dated June 17, 1998, previously filed as an Exhibit to Post-Effective Amendment No. 5, December 16, 1998.

23(e)2 Amendment to Schedule A of Amended Distribution Agreement between Registrant and Cadre Securities, Inc., dated
           June 17, 1998, filed herewith.

23(e)3 Distribution Agreement between Registrant and MR Beal & Co., dated [________________], 2001, filed herewith.

23(e)4 Form of Dealer Agreement between Cadre Securities, Inc. and Dealers, filed herewith.

23(e)5 Form of Dealer Agreement between MR Beal & Co. and Dealers, filed herewith.


23(e)6 Placement Agency Agreement between Registrant and Cadre Securities, Inc., dated November 1, 1998, previously filed as an exhibit to Post-Effective Amendment No. 5, December 16, 1998.

23(f)      Not Applicable.

23(g)1 Custodian Agreement between Registrant and First Trust National Association (now known as U.S. Bank National Association), Previously filed as Exhibit 8 to Post-Effective Amendment No. 4, May 11, 1998.

23(g)2     Amendment to Appendix A of Custodian Agreement, filed herewith.

23(h)1 Administration Agreement between Registrant and Cadre Financial Services, Inc., dated August 1, 1997, previously filed as Exhibit 9(a) to Post-Effective Amendment No. 3, March 2, 1998.

23(h)2     Amendment to Schedules A and B of Administration, filed herewith.

23(h)3 Amended Transfer Agent Agreement between Registrant and Cadre Financial Services, Inc., dated November 1, 1998, previously filed as Exhibit 23(h)4 to Post-Effective Amendment No. 8, February 26, 2001.

23(h)4 Amendment to Schedules A and B of Amended Transfer Agent Agreement, filed herewith.

23(h)5 Shareholder Servicing Agreement between Registrant and Cadre Securities, Inc., dated [______________], 2001, filed herewith.

23(h)6 Form of Shareholder Servicing Agreement between Cadre Securities, Inc. and Dealers, filed herewith.

23(h)7 Licensing Agreement between Capital Management Group Advisors, LLC and Cadre Institutional Investors Trust, filed herewith.

23(i)      Not Applicable.

23(j) Consent of Independent Auditors, previously filed as Exhibit 23(j) to Post-Effective Amendment No. 8, February 26, 2001.

23(k)      Not Applicable.

23(l) Agreement Regarding Initial Capital, previously filed as Exhibit 13 to Post-Effective Amendment No. 2, February 28, 1997.

23(m)1 Plan of Distribution pursuant to Rule 12b-1 for Cadre Affinity Fund - U.S. Government Series and Cadre Affinity Fund - Money Market Series, as amended December 15, 1999, previously filed as Exhibit 23(m)1 to Post-Effective Amendment No. 7 filed on February 28, 2000.

23(m)2 Plan of Distribution pursuant to Rule 12b-1 for SweepCash U.S. Government Money Market Fund and SweepCash Money Market Fund, as amended December 15, 1999, previously filed as Exhibit 23(m) 2 to Post-Effective Amendment No. 7 on February 28, 2000.

23(m)3     Plan of Distribution pursuant to Rule 12b-1 for CMG
           Advisor Series, filed herewith.

23(m)4     Plan of Distribution pursuant to Rule 12b-1 for CMG
           Institutional Series, filed herewith.

23(n)      Not applicable.

23(o)      Not applicable.

23(p)      Not applicable because Registrant is a Money Market Fund.


ITEM 24.  Persons Controlled by or Under Common Control with Registrant.

               None, except to the extent that certain series of the Registrant may be deemed under common control with direct and indirect subsidiaries of Ambac Financial Group, Inc. to the extent that Ambac Financial Group, Inc. and one or more of its subsidiaries may be deemed to control a series of the Registrant by virtue of owning more than 25% of the outstanding voting securities of such series.


ITEM 25.  Indemnification.

          As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), and pursuant to Article VI of Registrant's By-Laws, officers, trustees, employees and agents of Registrant may be indemnified against certain liabilities in connection with Registrant. Pursuant to Section 1.10 of each Distribution Agreement (previously filed as
Exhibit 23(e)1 and filed herewith as Exhibit 23(e)3, respectively), Cadre Securities, Inc. and MR Beal & Co. each as a principal underwriter of Registrant, may be indemnified against certain liabilities which it may incur. Such Article VI of the By-Laws and Sections 1.10 of the Distribution Agreements are hereby incorporated by reference in their entirety.

           Registrant intends to maintain an insurance policy insuring its officers and trustees against certain liabilities, and certain costs of defending claims against such officers and trustees, and to bear the costs of such policy except for such costs as is determined to be attributable to coverage protecting such persons against liabilities to which they may become subject as a consequence of their own willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

           Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of Registrant and a principal underwriters pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant and a principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against Registrant by such trustee, officer or controlling person or a principal underwriter in connection with the shares being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

          Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the Investment Company Act so long as the interpretations of Sections 17(h) and 17(i) of the Investment Company Act remain in effect and are consistently applied.


ITEM 26.  Business and Other Connections of Investment Adviser.

          See "Management of the Trust" in the Prospectuses constituting Part A of this Registration Statement and "Investment Advisory Arrangements" in the Statement of Additional Information constituting Part B of this Registration Statement.

          Reference is made to the Form ADV (File No. 801-50048) and Schedules thereto on file with the Commission of Cadre Financial Services, Inc., for a description of the names and employments of the directors, officers and partners of Cadre Financial Services, Inc., and other required information. Except as otherwise indicated, the address of each such person is 905 Marconi Avenue, Ronkonkoma, New York 11779.

ITEM 27.  Principal Underwriters.

          (a) Cadre Securities, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Cadre Securities, Inc. is a wholly-owned subsidiary of Ambac Capital Corporation which, in turn, is a wholly owned subsidiary of Ambac Financial Group, Inc.

          MR Beal & Co. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. MR Beal & Co. is a wholly-owned subsidiary of CMG.

          (b) The information required by this Item 29(b) with respect to each director, officer, or partner of Cadre Securities, Inc. is incorporated by reference to Schedule A of Form BD filed by Cadre Securities, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. 8-49667).

          The information required by this Item 29(b) with respect to each director, officer, or partner of MR Beal & Co. is incorporated by reference to Schedule A of Form BD filed by MR Beal & Co. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (File No. _____________).

          (c) Cadre Securities, Inc. does not receive compensation for its services as principal underwriter, but may receive compensation under certain Distribution Plans of Registrant (which is applicable to certain series of Registrant).

          MR Beal & Co. does not receive compensation for its services as principal underwriter, but may receive compensation under a Distribution Plan of Registrant (which is applicable to CMG Institutional Series of Registrant).


ITEM 28.  Location of Accounts and Records.

          All accounts books and other documents required to be maintained by Registrant by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of Cadre Financial Services, Inc., 905 Marconi Avenue, Ronkonkoma, New York 11779.

ITEM 29.  Management Services.

          Not Applicable.

ITEM 30.  Undertakings.

          (a)  Not Applicable.

          (b) Not Applicable.

          (c) The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request, and without charge.


                                INDEX TO EXHIBITS


23(a)5     Certificate of Designation, dated [___________], 2001.

23(e)2 Amendment to Schedule A of Amended Distribution Agreement between Registrant and Cadre Securities, Inc., dated
           June 17, 1998.

23(e)3 Distribution Agreement between Registrant and MR Beal & Co., dated [________________], 2001.

23(e)4     Form of Dealer Agreement between Cadre Securities, Inc. and
           Dealers.

23(e)5     Form of Dealer Agreement between MR Beal & Co. and Dealers.

23(g)2     Amendment to Appendix A of Custodian Agreement.

23(h)2     Amendment to Schedules A and B of Administration Agreement.

23(h)4     Amendment to Schedules A and B of Amended Transfer Agent
           Agreement.

23(h)5 Shareholder Servicing Agreement between Registrant and Cadre Securities, Inc., dated [______________], 2001.

23(h)6 Form of Shareholder Servicing Agreement between Cadre Securities, Inc. and Dealers.

23(h)7 Licensing Agreement between Capital Management Group Advisors, LLC and Cadre Institutional Investors Trust, dated [_________], 2001.

23(m)3     Plan of Distribution pursuant to Rule 12b-1 for CMG
           Advisor Series.

23(m)4     Plan of Distribution pursuant to Rule 12b-1 for CMG
           Institutional Series.







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